   AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2005

                                                              File No. 033-91476
                                                              File No. 811-09032

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                               [ ]
                        POST-EFFECTIVE AMENDMENT NO. 17                      [X]

                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940                           [ ]
                                AMENDMENT NO. 18                             [X]

                           STI CLASSIC VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

   Registrant's Telephone Number, including Area Code (800) 428-6970, option 1

                                Cynthia Surprise
                       c/o BISYS Fund Services Ohio, Inc.
                          100 Summer Street, Suite 1500
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esquire                           W. John McGuire, Esquire
Morgan, Lewis & Bockius LLP                         Morgan, Lewis & Bockius LLP
One Oxford Centre                                   1111 Pennsylvania Avenue, NW
Pittsburgh, PA 15219-6401                           Washington, DC 20004

    It is proposed that this filing become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[x] On May 1, 2005 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On [date] pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On [date] pursuant to paragraph (a) of Rule 485

                                   PROSPECTUS
                           STI CLASSIC VARIABLE TRUST
                           CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                           INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
                              MID-CAP EQUITY FUND
                          SMALL CAP VALUE EQUITY FUND
                            VALUE INCOME STOCK FUND

                                  MAY 1, 2005

                        INVESTMENT ADVISER TO THE FUNDS:
                TRUSCO CAPITAL MANAGEMENT, INC. (THE "ADVISER")

                                    STI LOGO

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS
ABOUT THIS PROSPECTUS


The STI Classic Variable Trust is a mutual fund family that offers shares in separate investment portfolios ("funds") that have individual investment goals and strategies. The funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts ("Contracts") issued by various life insurance companies. This prospectus gives you important information about the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund ("Funds") that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to the Funds. For more detailed information about each Fund, please see:


 2               CAPITAL APPRECIATION FUND

 5               GROWTH AND INCOME FUND

 8               INTERNATIONAL EQUITY FUND

 11              INVESTMENT GRADE BOND FUND

 14              MID-CAP EQUITY FUND

 17              SMALL CAP VALUE EQUITY FUND

 20              VALUE INCOME STOCK FUND

 23              MORE INFORMATION ABOUT RISK

 24              MORE INFORMATION ABOUT FUND INVESTMENTS

 24              INVESTMENT ADVISER

 25              PORTFOLIO MANAGERS

 25              PURCHASING AND SELLING FUND SHARES

 28              DIVIDENDS AND DISTRIBUTIONS

 28              TAXES

 29              FINANCIAL HIGHLIGHTS

 33              HOW TO OBTAIN MORE INFORMATION ABOUT THE
                  STI CLASSIC VARIABLE TRUST


--------------------------------------------------------------------------------

(SUITCASE ICON)                 FUND SUMMARY
(TELESCOPE ICON)                INVESTMENT STRATEGY
(LIFE PRESERVER ICON)           WHAT ARE THE PRINCIPAL RISKS OF INVESTING?
(TARGET ICON)                   PERFORMANCE INFORMATION
(LINE GRAPH ICON)               WHAT IS AN INDEX?
(COIN ICON)                     FUND EXPENSES
(MAGNIFYING GLASS ICON)         INVESTMENT ADVISER
(HANDSHAKE ICON)                HOW TO PURCHASE FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2005

                                                                   PROSPECTUS  1

                RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC VARIABLE TRUST

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT, AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

CAPITAL APPRECIATION FUND



           2  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential
INVESTOR PROFILE                             Investors who want the value of their investment to grow,
                                             but do not need to receive income on their investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows, and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The mid size capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       CAPITAL APPRECIATION FUND



                                                                   PROSPECTUS  3

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.


This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1996                     23.75%
1997                     36.54%
1998                     28.97%
1999                      8.73%
2000                      3.07%
2001                     -5.34%
2002                    -21.89%
2003                     18.45%
2004                      6.75%



      BEST QUARTER               WORST QUARTER
         22.64%                     -14.76%
       (12/31/98)                  (9/30/01)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R) Index.


                       1 YEAR   5 YEARS   SINCE INCEPTION*
Capital Appreciation
Fund                    6.75%   -0.74%         10.14%
S&P 500(R) Index+      10.87%   -2.30%          9.97%


* The Fund's inception date is October 2, 1995. Index returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

CAPITAL APPRECIATION FUND



           4  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                0.28%
                                                              -----
Total Annual Fund Operating Expenses                          1.43%*


* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Capital Appreciation Fund                                      1.15%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



         1 YEAR    3 YEARS    5 YEARS    10 YEARS
          $146      $452       $782       $1,713


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                          GROWTH AND INCOME FUND



                                                                   PROSPECTUS  5

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Long-term capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             Equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify securities of companies with market
                                             capitalizations of at least $1.5 billion with attractive
                                             valuation and/or above average earnings potential relative either to their sectors or the market as a whole
INVESTOR PROFILE                             Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts ("ADRs") of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

GROWTH AND INCOME FUND



           6  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.



This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


2000                      9.32%
2001                     -5.57%
2002                    -20.59%
2003                     26.49%
2004                     14.30%



      BEST QUARTER               WORST QUARTER
         14.73%                     -18.63%
        (6/30/03)                  (9/30/02)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index.


                       1 YEAR    5 YEARS   SINCE INCEPTION*
Growth and Income
Fund                    14.30%    3.46%          3.45%
S&P 500(R)/Barra
Value Index+            15.71%    2.48%          2.48%
S&P 500(R)+             10.87%   -2.30%         -2.30%


* The Fund's inception date is December 30, 1999. Index returns provided from December 31, 1999.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence that lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                          GROWTH AND INCOME FUND



                                                                   PROSPECTUS  7

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      0.90%
Other Expenses                                                0.63%
                                                              -----
Total Annual Fund Operating Expenses                          1.53%
Fee Waivers and Expense Reimbursements                        -0.33%
                                                              -----
Net Expenses                                                  1.20%*


* The Fund's Adviser has contractually agreed to waive fees and reimburse expenses until May 1, 2006 in order to keep total operating expenses from exceeding 1.20%. If at any point before May 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of the Fund and the expense cap to recapture any of its prior reimbursements.

-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except that the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1 year period and the first year of the 3-year, 5-year and 10-year periods, as it will expire on May 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR  3 YEARS   5 YEARS   10 YEARS
$122..   $ 451     $803      $1,795


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

INTERNATIONAL EQUITY FUND



           8  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Long-term capital appreciation
INVESTMENT FOCUS                             Foreign common stocks
SHARE PRICE VOLATILITY                       High
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with good fundamentals or a history of consistent growth
INVESTOR PROFILE                             Investors who want an increase in the value of their
                                             investment without regard to income, are willing to accept the increased risks of international investing for the
                                             possibility of higher returns, and want exposure to a
                                             diversified portfolio of international stocks

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                       INTERNATIONAL EQUITY FUND



                                                                   PROSPECTUS  9

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees, or charges. If these charges had been reflected, returns would be less than shown.



This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1997                     16.84%
1998                     10.80%
1999                      8.81%
2000                     -3.43%
2001                    -17.40%
2002                    -18.58%
2003                     37.31%
2004                     19.35%



      BEST QUARTER               WORST QUARTER
         18.84%                     -20.89%
        (6/30/03)                  (9/30/02)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Morgan Stanley Capital International Europe, Australasia, and Far East ("MSCI(R) EAFE(R)") Index.


                       1 YEAR   5 YEARS   SINCE INCEPTION*
International Equity
Fund                   19.35%    1.25%          5.31%
MSCI(R) EAFE(R)
Index+                 20.25%   -1.13%          5.12%


* The Fund's inception date is November 7, 1996. Index returns provided from October 31, 1996.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 international and developed countries.

INTERNATIONAL EQUITY FUND



          10  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                                    1.25%
Other Expenses                                                              2.64%
                                                                            -----
Total Annual Fund Operating Expenses                                        3.89%
Fee Waivers and Expense Reimbursements                                     -2.29%
                                                                            -----
Net Expenses                                                                1.60%*



* The expense information has been adjusted to reflect the Adviser's contractual agreement to waive fees and reimburse expenses until May 1, 2006 in order to keep total operating expenses from exceeding 1.60%. If at any point before May 1, 2008, it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of the Fund and the expense cap to recapture any of its prior reimbursements.





-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same (except the effect of the operating expense limit between the Adviser and the Fund is only taken into account for the 1-year period and the first year of the 3-year, 5-year, and 10-year periods, as it will expire May 1, 2006 unless renewed) and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
$ 163      $ 976     $1,808      $3,969


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  11

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              High total return through current income and capital
                                             appreciation, while preserving the principal amount invested
INVESTMENT FOCUS                             Investment grade U.S. government and corporate debt
                                             securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify relatively inexpensive securities in a selected market index
INVESTOR PROFILE                             Investors who want to receive income from their investment, as well as an increase in the value of the investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.


(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal, or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, lower rated securities have higher risk characteristics, and changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. The uncertainty inherent in assessing prepayment risk makes it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Additionally, some of the Fund's U.S. government securities may be treasury inflation protected securities ("TIPs"). These securities can exhibit price movements impacted not only by changing interest rates but by changing inflation expectations and seasonal inflation patterns. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

INVESTMENT GRADE BOND FUND



          12  PROSPECTUS

For information about the risks involved when investing in derivatives, see "More Information About Risk."

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.



This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1996                     2.29%
1997                     8.84%
1998                     9.38%
1999                    -1.67%
2000                     6.32%
2001                     9.20%
2002                     7.40%
2003                     3.51%
2004                     4.16%




      BEST QUARTER               WORST QUARTER
          5.32%                     -3.50%
        (9/30/98)                  (6/30/04)



This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Lehman Brothers U.S. Government/Credit Index, Lehman Brothers U.S. Aggregate Bond Index and the Lipper Intermediate Investment-Grade Debt Funds Objective.



                       1 YEAR   5 YEARS   SINCE INCEPTION*
Investment Grade Bond
Fund                   4.16%     6.10%         5.70%
Lehman Brothers U.S.
Government/ Credit
Index+                 4.19%     8.00%         6.94%
Lehman Brothers U.S.
Aggregate Bond Index+  4.34%     7.71%         6.89%
Lipper Intermediate
Investment-Grade Debt
Funds Objective+       3.87%     6.87%         6.06%


* The Fund's inception date is October 2, 1995. Index Returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury, and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

                                                      INVESTMENT GRADE BOND FUND



                                                                  PROSPECTUS  13

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      0.74%
Other Expenses                                                0.45%
                                                              -----
Total Annual Fund Operating Expenses                          1.19%*


* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Investment Grade Bond Fund                                     0.75%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $121     $378      $654      $1,443


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

MID-CAP EQUITY FUND



          14  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOAL                              Capital appreciation
INVESTMENT FOCUS                             U.S. mid-cap common stocks
SHARE PRICE VOLATILITY                       Moderate to high
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify companies with above average growth
                                             potential at an attractive price
INVESTOR PROFILE                             Investors who want the value of their investment to grow and who are willing to accept more volatility for the
                                             possibility of higher returns

(TELESCOPE ICON)
               INVESTMENT STRATEGY


               Under normal circumstances, the Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small-and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.


Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


Due to its investments strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and adversely impact performance.


In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                             MID-CAP EQUITY FUND



                                                                  PROSPECTUS  15

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.



This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1996                     16.05%
1997                     22.23%
1998                      7.16%
1999                     14.00%
2000                     -2.93%
2001                      2.72%
2002                    -28.45%
2003                     29.72%
2004                     16.82%



      BEST QUARTER               WORST QUARTER
         24.40%                     -19.81%
       (12/31/98)                  (9/30/01)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell Midcap(R) Index.


                        1 YEAR   5 YEARS   SINCE INCEPTION*
Mid-Cap
Equity Fund             16.82%    1.57%          7.39%
Russell
Midcap(R) Index+        20.22%    7.59%         12.50%


* The Fund's inception date is October 2, 1995. Index Returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized, comprehensive large-cap index measuring the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is flat-adjusted, market capitalization-weighted to ensure investable positions.

MID-CAP EQUITY FUND



          16  PROSPECTUS

(COIN ICON)
             FUND FEES AND EXPENSES

        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      1.15%
Other Expenses                                                0.50%
                                                              -----
Total Annual Fund Operating Expenses                          1.65%*


* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Mid-Cap Equity Fund                                            1.15%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS   5 YEARS   10 YEARS
 $168      $520      $897      $1,955


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  17

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Capital appreciation
  SECONDARY                                  Current income
INVESTMENT FOCUS                             U.S. small cap equity securities
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify undervalued small cap securities
INVESTOR PROFILE                             Investors who primarily want the value of their investment to grow, but want to receive some income from their
                                             investment

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Small Cap Value Equity Fund invests at least 80% of its net assets in equity U.S. traded securities that have small capitalizations (i.e., companies with market capitalizations under $3 billion). U.S. traded securities may include American Depositary Receipts ("ADRs") among other types of securities. In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company's own valuation history. The Adviser evaluates potential catalysts that may increase a stock's value to such an extent that the stock no longer meets the Fund's investment criteria. Additionally, all common stocks purchased for the Fund are required to pay a cash dividend. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

             Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Because the Fund invests in ADRs, it is subject to some of the same risks as direct investments in foreign companies. These include the risk that political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

SMALL CAP VALUE EQUITY FUND



          18  PROSPECTUS

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the
Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.



This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1998                    -12.18%

1999                     -4.78%

2000                     16.37%

2001                     21.48%

2002                     -1.20%

2003                     38.44%

2004                     24.19%




      BEST QUARTER               WORST QUARTER
         19.34%                     -20.97%
        (6/30/99)                  (9/30/98)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the Russell 2000(R) Value Index.


                         1 YEAR   5 YEARS   SINCE INCEPTION*
Small Cap Value
Equity Fund              24.19%   19.15%          9.86%
Russell 2000(R)
Value Index+             22.25%   17.23%         11.15%


* The Fund's inception date is October 21, 1997. Index returns provided from October 31, 1997.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

                                                     SMALL CAP VALUE EQUITY FUND



                                                                  PROSPECTUS  19

(COIN ICON)
        FUND FEES AND EXPENSES


        This table describes the fees and expenses that you may pay if you buy and hold Fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------

Investment Advisory Fees                                      1.15%
Other Expenses                                                0.42%
                                                              -----
Total Annual Fund Operating Expenses                          1.57%*


* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Small Cap Value Equity Fund                                    1.20%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR   3 YEARS   5 YEARS   10 YEARS

 $160     $496      $855      $1,867


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

VALUE INCOME STOCK FUND



          20  PROSPECTUS

(SUITCASE ICON)
        FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                    Current income
  SECONDARY                                  Capital appreciation
INVESTMENT FOCUS                             U.S. common stocks
SHARE PRICE VOLATILITY                       Moderate
PRINCIPAL INVESTMENT STRATEGY                Attempts to identify high dividend-paying, undervalued
                                             stocks
INVESTOR PROFILE                             Investors who are looking for current income and capital
                                             appreciation with less volatility than the average stock
                                             fund

(TELESCOPE ICON)
               INVESTMENT STRATEGY

               Under normal circumstances, the Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends. In addition, in order to implement its investment strategy, the Fund may buy or sell, to a limited extent, derivative instruments (such as futures, options, and swaps) to use as a substitute for a purchase or sale of a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as market risk.

(LIFE PRESERVER ICON)
            WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

            Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

For information about the risks involved when investing in derivatives, see "More Information About Risk."

                                                         VALUE INCOME STOCK FUND



                                                                  PROSPECTUS  21

(TARGET ICON)
             PERFORMANCE INFORMATION


             The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The bar chart and the performance table do not reflect the impact of any Contract expenses, fees or charges. If these charges had been reflected, returns would be less than shown.


This bar chart shows changes in the performance of the Fund's shares from calendar year to calendar year.


(BAR CHART)


1996                     18.64%
1997                     26.82%
1998                      9.69%
1999                     -3.00%
2000                     10.43%
2001                     -1.14%
2002                    -16.98%
2003                     23.12%
2004                     15.29%



      BEST QUARTER               WORST QUARTER
         14.80%                     -21.20%
        (6/30/03)                  (9/30/02)


This table compares the Fund's average annual total returns for the periods ended December 31, 2004, to those of the S&P 500(R)/BARRA Value Index.


                       1 YEAR   5 YEARS   SINCE INCEPTION**
Value Income Stock
Fund                   15.29%    5.17%          8.96%
S&P 500(R)/ BARRA
Value Index+           15.71%    2.48%         10.25%


* The Fund's inception date is October 2, 1995. Index returns provided from September 30, 1995.

+ Reflects no deductions for fees, expenses or taxes.

(LINE GRAPH ICON)
          -------------------------------------------------------------
          WHAT IS AN INDEX?
          -------------------------------------------------------------
          An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

VALUE INCOME STOCK FUND



          22  PROSPECTUS

(COIN ICON)
        FUND FEES AND EXPENSES


        This Table describes the fees and expenses that you may pay if you buy and hold fund shares. This table does not, however, include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------


Investment Advisory Fees                                      0.80%
Other Expenses                                                0.31%
                                                              -----
Total Annual Fund Operating Expenses                          1.11%*


* The Fund's net total annual operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses at a specified level. This fee waiver remains in place as of the date of this prospectus, but the Adviser may discontinue all or part of this fee waiver at any time. With this fee waiver, the Fund's net total operating expenses were as follows:


Value Income Stock Fund                                        0.95%


-------------------------------------------------------------
EXAMPLE
-------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. The Example does not include any separate account or Contract expenses, fees or charges. If these amounts were included, the expenses shown below would be higher. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



1 YEAR    3 YEARS    5 YEARS    10 YEARS
 $113      $353       $612       $1,352


-------------------------------------------------------------
FUND EXPENSES
-------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                     MORE INFORMATION ABOUT RISK



                                                                  PROSPECTUS  23

(LIFE PRESERVER ICON)
            MORE INFORMATION
            ABOUT RISK

DERIVATIVES RISK

All Funds

Derivatives may involve risks different from, and possibly greater than, those of traditional investments. A Fund may use derivatives (such as futures, options, and swaps) to attempt to achieve its investment objective and offset certain investment risks, while at the same time maintaining liquidity. These positions may be established for hedging or non-hedging purposes. Risks associated with the use of derivatives include those associated with hedging and leveraging activities:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.

- A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a fund that does not use derivatives.

- There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of derivatives.

- There may not be a liquid secondary market for derivatives.

- Trading restrictions or limitations may be imposed by an exchange.

- Government regulations may restrict trading in derivatives.

- The other party to an agreement (e.g., options or swaps) may default; however, in certain circumstances, such counterparty risk may be reduced by having an organization with very good credit act as intermediary.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

EQUITY RISK
Capital Appreciation Fund
Growth and Income Fund
International Equity Fund
Mid-Cap Equity Fund
Small Cap Value Equity Fund
Value Income Stock Fund

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

EXCHANGE TRADED FUND RISK
All Funds

Each Fund may purchase shares of exchange-traded funds ("ETFs") to temporarily gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies that are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

MORE INFORMATION ABOUT FUND INVESTMENTS



          24  PROSPECTUS

FIXED INCOME RISK
Investment Grade Bond Fund

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISK
Growth and Income Fund
International Equity Fund
Investment Grade Bond Fund
Mid-Cap Equity Fund
Small Cap Value Equity Fund

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

(MOUNTAIN ICON)
           MORE INFORMATION ABOUT FUND INVESTMENTS

           This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund may also invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INFORMATION ABOUT PORTFOLIO HOLDINGS


A description of the Funds' policies and procedures with respect to the circumstances under which the Funds disclose their portfolio securities is available in the Statement of Additional Information.


(MAGNIFYING GLASS ICON)
                INVESTMENT ADVISER


                Trusco Capital Management, Inc., ("Trusco" or the "Adviser") 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of December 31, 2004, Trusco had approximately $68.9 billion in assets under management. For the fiscal period ended December 31, 2004, the Adviser received advisory fees (after waivers) of:



  Capital Appreciation Fund                  0.87%
  Growth and Income Fund                     0.55%
  International Equity Fund                  0.00%
  Investment Grade Bond Fund                 0.30%
  Mid-Cap Equity Fund                        0.65%
  Small Cap Value Equity Fund                0.78%
  Value Income Stock Fund                    0.64%

                                                              PORTFOLIO MANAGERS




                                                                  PROSPECTUS  25

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Adviser may compensate, from its own assets, insurance companies for providing administrative services in connection with the Funds offered under their Contracts.

The Securities and Exchange Commission ("SEC") recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Adviser's Proxy Voting Policies and Procedures may be obtained by calling at 1-800-428-6970 or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of the Funds. The Investment Grade Bond Fund is managed by co-portfolio managers, each of whom is responsible for the day-to-day management of the Fund.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in October 1997. He has more than 20 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY FUND since May 2000 and the MID-CAP EQUITY FUND since February 2003. He has more than 11 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in December 1999. He has more than 21 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 31 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since October 1995. He has more than 22 years of investment experience.


Mr. John Talty, CFA, has served as Executive Vice President since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Talty served as President and Senior Portfolio Manager of Seix Investment Advisors, Inc. from January 1993 to May 2004. He has more than 24 years of investment experience.


Mr. Perry Troisi has served as Managing Director since joining Trusco in May 2004. He has co-managed the INVESTMENT GRADE BOND FUND since July 2004. Prior to joining Trusco, Mr. Troisi served as Senior Portfolio Manager of Seix Investment Advisors, Inc. from November 1999 to May 2004. He has more than 18 years of investment experience.

The Statement of Additional Information provides additional information regarding the portfolio managers' compensation, other accounts managed by the portfolio managers, potential conflicts of interest and the portfolio managers' ownership of securities of the Funds.

(HAND SHAKE ICON)
                  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") shares of the Funds.

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you, as a customer of an insurance company, may allocate value under a

PURCHASING AND SELLING FUND SHARES



          26  PROSPECTUS

Contract to the Funds. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day").

The price per share (the "offering price") will be the net asset value per share (the "NAV") next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV your insurance company must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, a Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Funds, except the International Equity Fund and the Investment Grade Bond Fund, invest primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if a trading in a particular security was halted during the day and did not resume prior to the time a Fund calculated its NAV.

When valuing fixed income securities with remaining maturities of more than 60 days, the Investment Grade Bond Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner, or a pricing matrix. When valuing fixed income securities with remaining maturities of 60 days or less, the Investment Grade Bond Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed income securities are forms of fair value pricing.

With respect to non-U.S. securities held by a Fund, the Fund may take factors influencing specific markets or issues into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by a Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time a Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the primary markets or exchanges. In determining fair value prices, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

NET ASSET VALUE


NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund.

                                              PURCHASING AND SELLING FUND SHARES



                                                                  PROSPECTUS  27

HOW TO SELL YOUR FUND SHARES

You may sell or redeem your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the insurance company receives your request. Your insurance company or retirement plan sponsor may have different cut-off times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


MARKET TIMING POLICIES AND PROCEDURES



The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.



When a Fund invests in foreign securities, its performance may be adversely impacted and the interests of longer-term shareholders may be diluted as a result of time-zone arbitrage, a short-term trading practice that seeks to exploit changes in the value of the Fund's investments that result from events occurring after the close of the foreign markets on which the investments trade, but prior to the time the Fund determines its net asset value. If an arbitrageur is successful, he or she may dilute the interests of other shareholders by trading shares at prices that do not fully reflect their fair value.



When a Fund invests in securities that may trade infrequently or may be more difficult to value, such as securities of smaller companies, it may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in the Fund's investments. In addition, the market for such securities may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in the Fund's shares, which may reduce the Fund's performance and dilute the interests of other shareholders. Because securities of smaller companies may be less liquid than securities of larger companies, Funds invest in smaller companies that may also be unable to buy or sell these securities at desirable prices in response to volatile cash flows caused by short-term trading.



Purchase and redemption transactions submitted to the Funds by insurance company separate accounts reflect the transactions of multiple Contract owners whose individual transactions are not disclosed to the Funds. Therefore, the Funds generally cannot detect short-term trading by individual Contract owners and rely in large part on the policies, ability and willingness of insurance companies to detect and deter short-term trading. Nevertheless, the Funds have adopted policies and procedures regarding excessive short-term trading intended to protect long-term shareholders. If the insurance companies notify the Funds, or the Funds otherwise become aware, that short-term trading activity has been detected, the Funds will request the insurance companies issuing the Contracts to take steps to prevent any future short-term trading by such Contract owners. In addition, the Funds have the right to terminate a separate account's ability to invest in the Funds if excessive trading activity persists, and the Funds or their Adviser reasonably believe that such termination would be in the best interests of long-term shareholders. Further, the Funds seek to discourage short-term trading by using fair value pricing procedures to fair value certain investments under some circumstances.



As noted above, the Funds' ability to monitor and deter excessive short-term trading ultimately depends on the capabilities, policies and cooperation of the insurance companies that sponsor the separate accounts. The restrictions on short-term trading will vary from Contract to Contract, and Contract owners should consult the prospectus for their Contract for additional information on Contract level restrictions relating to short-term trading. As a result of the differences among these policies, the Funds cannot assure that market timing policies will be uniformly enforced or effective in deterring market timing activities, and consequently the possibility exists that some Contract owners will have the ability to engage in short-term trading, which could adversely affect the Funds and other long-term shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES



          28  PROSPECTUS

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
-------------------------------------------------------------
Capital Appreciation Fund
Growth and Income Fund
Mid-Cap Equity Fund
Small Cap Value Equity Fund
Value Income Stock Fund
ANNUALLY
-------------------------------------------------------------
International Equity Fund

The Investment Grade Bond Fund declares dividends daily and pays dividends monthly.

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income and gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  29

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The total returns do not include the separate account or Contract expenses, fees or charges that will be imposed by the Contracts. If these amounts were reflected, the returns would be lower than those shown. The information for periods prior to January 1, 2002 has been audited by a predecessor independent accounting firm, which has ceased operations. The Reports of Independent Auditors for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The information provided below for the periods ended December 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP. The Reports of the Independent Registered Public Accounting Firm for each such period, along with the Funds' financial statements and related notes, are included in the Funds' 2004 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. The Funds' 2004 Annual Report to Shareholders is available upon request and without charge by calling 1-800-428-6970.

FINANCIAL HIGHLIGHTS



          30  PROSPECTUS

For the Years or Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                                                          Net Realized
                                                                                              and
                                                                           Net             Unrealized
                                               Net Asset Value,        Investment        Gains (Losses)      Total From
                                               Beginning of Year      Income (Loss)      on Investments      Operations
                                               -----------------      -------------      --------------      ----------
CAPITAL APPRECIATION FUND
                                 2004               $15.41               $ 0.03              $ 1.01            $ 1.04
                                 2003                13.01                (0.03)(a)            2.43(a)           2.40
                                 2002                17.48                (0.07)              (3.74)            (3.81)
                                 2001                20.02                (0.05)              (1.27)            (1.32)
                                 2000                20.27                 0.03                0.65              0.68
GROWTH AND INCOME FUND
                                 2004               $10.10               $ 0.09(a)           $ 1.35(a)         $ 1.44
                                 2003                 8.05                 0.08(a)             2.04(a)           2.12
                                 2002                10.21                 0.06               (2.16)            (2.10)
                                 2001                10.86                 0.04               (0.65)            (0.61)
                                 2000                10.00                 0.07                0.86              0.93
INTERNATIONAL EQUITY FUND
                                 2004               $ 9.43               $ 0.11              $ 1.69            $ 1.80
                                 2003                 6.92                 0.07(a)             2.50(a)           2.57
                                 2002                 8.55                 0.02               (1.61)            (1.59)
                                 2001                10.36                   --               (1.80)            (1.80)
                                 2000                13.93                 0.08               (0.58)            (0.50)
MID-CAP EQUITY FUND
                                 2004               $10.23               $ 0.08              $ 1.63            $ 1.71
                                 2003                 7.93                 0.05(a)             2.30(a)           2.35
                                 2002                11.09                (0.04)              (3.11)            (3.15)
                                 2001                13.30                   --               (0.19)            (0.19)
                                 2000                15.20                (0.04)              (0.13)            (0.17)
SMALL CAP VALUE EQUITY FUND
                                 2004               $14.80               $ 0.05(a)           $ 3.52(a)         $ 3.57
                                 2003                10.75                 0.07(a)             4.05(a)           4.12
                                 2002                10.94                 0.06               (0.19)            (0.13)
                                 2001                 9.12                 0.12                1.82              1.94
                                 2000                 7.97                 0.14                1.15              1.29
VALUE INCOME STOCK FUND
                                 2004               $12.60               $ 0.19              $ 1.72            $ 1.91
                                 2003                10.39                 0.17(a)             2.21(a)           2.38
                                 2002                12.70                 0.16               (2.31)            (2.15)
                                 2001                13.06                 0.16               (0.32)            (0.16)
                                 2000                13.23                 0.26                0.98              1.24
INVESTMENT GRADE BOND FUND
                                 2004(b)            $10.27               $ 0.36              $ 0.06            $ 0.42
                                 2003                10.29                 0.34(a)             0.02(a)           0.36
                                 2002                10.05                 0.44                0.28              0.72
                                 2001                 9.69                 0.52                0.36              0.88
                                 2000                 9.73                 0.62               (0.04)             0.58


                                    Dividends
                                     from Net         Distributions          Total
                                    Investment        from Realized      Dividends and
                                      Income          Capital Gains      Distributions
                                  --------------      -------------      -------------
CAPITAL APPRECIATION FUND
                                      $(0.03)            $   --             $(0.03)
                                          --                 --                 --
                                          --              (0.66)             (0.66)
                                          --              (1.22)             (1.22)
                                       (0.03)             (0.90)             (0.93)
GROWTH AND INCOME FUND
                                      $(0.09)            $   --             $(0.09)
                                       (0.07)                --              (0.07)
                                       (0.06)                --              (0.06)
                                       (0.04)                --              (0.04)
                                       (0.07)                --              (0.07)
INTERNATIONAL EQUITY FUND
                                      $(0.17)            $   --             $(0.17)
                                       (0.06)                --              (0.06)
                                          --              (0.04)             (0.04)
                                          --              (0.01)             (0.01)
                                          --              (3.07)             (3.07)
MID-CAP EQUITY FUND
                                      $(0.07)            $   --             $(0.07)
                                       (0.05)                --              (0.05)
                                          --              (0.01)             (0.01)
                                          --              (2.02)             (2.02)
                                          --              (1.73)             (1.73)
SMALL CAP VALUE EQUITY FUND
                                      $(0.04)            $   --             $(0.04)
                                       (0.07)                --              (0.07)
                                       (0.06)                --              (0.06)
                                       (0.12)                --               0.12
                                       (0.14)                --              (0.14)
VALUE INCOME STOCK FUND
                                      $(0.19)            $   --             $(0.19)
                                       (0.17)                --              (0.17)
                                       (0.16)**              --              (0.16)**
                                       (0.20)                --              (0.20)
                                       (0.26)             (1.15)             (1.41)
INVESTMENT GRADE BOND FUND
                                      $(0.35)            $   --             $(0.35)
                                       (0.38)                --              (0.38)
                                       (0.48)                --              (0.48)
                                       (0.52)                --              (0.52)
                                       (0.62)                --              (0.62)



  * Total return would have been (18.70)% without the payment by affiliate. During the fiscal year ended December 31, 2002, the International Equity Fund was reimbursed by the Adviser for losses incurred of $5,807 due to the sale of shares in several registered investment companies which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.

 **  Includes Return of Capital of $0.0049 per share.

(a)  Amounts calculated using the average shares method.

(b) Effective January 1, 2004, the Investment Grade Bond Fund adopted a change in the amortization and accretion methodology on fixed income securities. The cumulative effect of this change in methodology on December 31, 2004 was to increase net investment income to average net assets from 3.40% to 3.52%; to increase net investment income per share from $0.35 to $0.36; and, to decrease net realized and unrealized gains (losses) per share from $0.07 to $0.06. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.




Amounts designated as "--" are either $0 or have been rounded to $0.

                                                            FINANCIAL HIGHLIGHTS



                                                                PROSPECTUS  31





Net Assets                  Net Assets,                           Ratio of Net      Ratio of Expenses to
  Value,                      End of         Ratio of Net      Investment Income     Average Net Assets    Portfolio
  End of        Total          Year          Expenses to       (Loss) to Average     (Excluding Waivers    Turnover
   Year         Return         (000)      Average Net Assets       Net Assets       and Reimbursements)      Rate
----------   ------------   -----------   ------------------   ------------------   --------------------   ---------
  $16.42          6.75%       $54,862            1.15%                0.19%                 1.43%              79%
   15.41         18.45         59,367            1.15                (0.21)                 1.50               91
   13.01        (21.89)        56,718            1.15                (0.41)                 1.46               67
   17.48         (5.34)        86,499            1.15                (0.30)                 1.44               88
   20.02          3.07        101,964            1.15                 0.17                  1.38              105
  $11.45         14.30%       $11,444            1.18%                0.87%                 1.53%              44%
   10.10         26.49          9,198            1.20                 0.92                  2.20               22
    8.05        (20.59)         4,354            1.20                 0.68                  2.56               51
   10.21         (5.57)         4,278            1.20                 0.47                  3.22               27
   10.86          9.32          1,784            1.20                 0.69                  8.04               34
  $11.06         19.35%       $ 6,243            1.60%                0.74%                 3.89%              65%
    9.43         37.31          6,920            1.60                 0.99                  3.91               75
    6.92        (18.58)*        6,230            1.60                 0.27                  2.59              115
    8.55        (17.40)         9,544            1.60                 0.25                  2.32               92
   10.36         (3.43)        11,972            1.60                 0.64                  2.08              126
  $11.87         16.82%       $16,382            1.15%                0.71%                 1.65%              79%
   10.23         29.72         16,182            1.15                 0.60                  1.84              182
    7.93        (28.45)        13,962            1.15                (0.32)                 1.72               90
   11.09          2.72         21,938            1.15                 0.04                  1.66               93
   13.30         (2.93)        23,714            1.15                (0.18)                 1.56              106
  $18.33         24.19%       $25,960            1.20%                0.33%                 1.57%              52%
   14.80         38.44         20,381            1.20                 0.56                  1.79               27
   10.75         (1.20)        15,286            1.20                 0.55                  1.79               17
   10.94         21.48         13,775            1.20                 1.05                  1.91               55
    9.12         16.37         10,513            1.20                 1.69                  1.96               72
  $14.32         15.29%       $47,013            0.95%                1.43%                 1.11%              85%
   12.60         23.12         45,484            0.95                 1.52                  1.19               54
   10.39        (16.98)        43,899            0.95                 1.37                  1.13               50
   12.70         (1.14)        63,102            0.95                 1.20                  1.12               73
   13.06         10.43         67,594            0.95                 2.01                  1.06               72
  $10.34          4.16%       $17,047            0.75%                3.52%                 1.19%             197%
   10.27          3.51         20,316            0.75                 3.66                  1.25              147
   10.29          7.40         23,126            0.75                 4.33                  1.28              144
   10.05          9.20         19,559            0.75                 5.15                  1.32              139
    9.69          6.32         16,890            0.75                 6.54                  1.26              123

NOTES



          32  PROSPECTUS

             HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC VARIABLE TRUST



                                                                  PROSPECTUS  33

STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, D.C. 20004


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219


FROM THE FUNDS' WEBSITE: sticlassicfunds.com.


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website at http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


The STI Classic Variable Trust's Investment Company Act registration number is 811-09032.

                       STATEMENT OF ADDITIONAL INFORMATION

                           STI CLASSIC VARIABLE TRUST
                                   MAY 1, 2005

                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Variable Trust (the "Trust") and should be read in conjunction with the Trust's prospectus dated May 1, 2005, as supplemented from time to time. This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

                            CAPITAL APPRECIATION FUND
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
                               MID-CAP EQUITY FUND
                           SMALL CAP VALUE EQUITY FUND
                             VALUE INCOME STOCK FUND

This SAI is incorporated by reference into the Trust's prospectus. Capitalized terms not defined herein are defined in the prospectus. A prospectus may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

     TABLE OF CONTENTS [PAGE NUMBERS TO BE REVISED AFTER FINALIZE DOCUMENT]

                                                                            PAGE
                                                                            ----
THE TRUST                                                                     3
ADDITIONAL INFORMATION THE FUNDS                                              3
DESCRIPTION OF PERMITTED INVESTMENTS                                          4
INVESTMENT LIMITATIONS                                                       13
THE ADVISER                                                                  15
THE ADMINISTRATOR                                                            17
PORTFOLIO MANAGERS                                                           18
THE DISTRIBUTOR                                                              20
THE TRANSFER AGENT                                                           20
THE CUSTODIAN                                                                20
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,                               21
LEGAL COUNSEL                                                                21
TRUSTEES AND OFFICERS OF THE TRUST                                           21
PURCHASE AND REDEMPTION OF SHARES                                            26
DETERMINATION OF NET ASSET VALUE                                             26
TAXES                                                                        27
FUND TRANSACTIONS                                                            29
PORTFOLIO HOLDINGS                                                           32
DESCRIPTION OF SHARES                                                        33
SHAREHOLDER LIABILITY                                                        34
LIMITATION OF TRUSTEES' LIABILITY                                            34
CODES OF ETHICS                                                              34
PROXY VOTING                                                                 34
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                          35
FINANCIAL STATEMENTS                                                         37

APPENDIX A - DESCRIPTION OF RATINGS .....................................    A-1
APPENDIX B - PROXY VOTING SUMMARIES .....................................    B-1

THE TRUST

GENERAL. The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940 (the "1940 Act").

The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each Fund currently offers a single class of shares. Additional funds and/or classes may be created from time to time.

Each Fund pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the Trust's other expenses, including audit and legal expenses. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Each Fund's respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under U.S. Securities and Exchange Commission ("SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include any futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. Each Fund's portfolio turnover rate for the fiscal years ended December 31, 2004 and 2003 is shown in the table below. Variations in turnover rate may be due to market conditions, fluctuating volume of shareholder purchases and redemptions or changes in the Adviser's investment outlook.

                                                         PORTFOLIO TURNOVER RATE
                                                         -----------------------
FUND                                                           2004   2003
----                                                           ----   ----
Capital Appreciation Fund                                       79%    91%
Growth and Income Fund                                          44%    22%
International Equity Fund                                       65%    75%
Investment Grade Bond Fund                                     197%   147%
Mid-Cap Equity Fund                                             79%   182%
Small Cap Value Equity Fund                                     52%    27%
Value Income Stock Fund                                         85%    54%

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") AND GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, student loans, leases, and credit card receivables, and mortgage-like assets such as home equity loans or loans on manufactured housing. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as interest in grantor trusts or pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

BORROWING. The Funds may borrow money. Each Fund may borrow money to facilitate management of a Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.


Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.


CORPORATE ISSUES. Each Fund may invest in corporate issues, which are debt instruments issued by private corporations or other business entities. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. Each Fund will buy corporate issues subject to any quality constraints. Corporate issues may also be issued by master limited partnerships and real estate investment trusts, or REITS.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will maintain U.S. government or other liquid assets in an amount sufficient to cover its repurchase obligation.



EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

- COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

- PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

- WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

- CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.


EXCHANGE TRADED FUNDS ("ETFS"). ETFs are investment companies whose shares are bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), streetTRACKS, DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)") and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. (See also "Investment Company Shares" below).



FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. Coupons may be fixed or adjustable, based on a pre-set formula. The market value of fixed income investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.


FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers denominated in other currencies. Possible investments include obligations of foreign corporations and other entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator thereunder. A Fund may use futures contracts and related options for hedging purposes or for risk management purposes. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a security outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.


ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Board, the Adviser determines the liquidity of each Fund's investments. In determining the liquidity of each Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above.) The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETFinvestments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares Funds makes any representations regarding the advisability of investing in iShares Funds.



INVESTMENT GRADE OBLIGATIONS. Investment grade obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of investment grade obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular fixed income obligation. A Fund may hold unrated securities if the Adviser considers the risks involved in owning that security to be equivalent to the risks involved in holding an investment grade security. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

MEDIUM-TERM NOTES. Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten bonds only in the process by which they are issued.


MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see Appendix A to this SAI.


MORTGAGE-BACKED SECURITIES. Each Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities ("MBS") are securities which represent ownership interests in, or are debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other asset-backed securities (the "Underlying Assets"). Such securities may be issued by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), commercial banks, savings and loan associations, mortgage banks, or by issuers that are affiliates of or sponsored by such entities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since the issuers are considered to be instrumentalities of the United States. Each Fund will not purchase mortgage-backed securities that do not meet the above minimum credit standards. In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans, and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgage-backed securities represent an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security), and thus have payment terms that closely resemble the payment terms of the Underlying Assets.

In addition, many mortgage-backed securities are issued in multiple classes. Each class of such multi-class mortgage-backed securities, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBS to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal of and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities so that no payment of principal will be made on any class of MBS until all other classes having an earlier stated maturity have been paid in full.

An important feature of mortgage-backed securities is that the principal amount is generally subject to partial or total prepayment at any time because the Underlying Assets (i.e., loans) generally may be prepaid at any time.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs are collateralized mortgage obligations which are collateralized by mortgage pass-through securities. Cash flows from the mortgage pass-through securities are allocated to various tranches (a "tranche" is essentially a separate security) in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized (repaid a portion at a time), rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.


OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.

TRUST PREFERRED SECURITIES. Trust preferred securities are convertible preferred shares issued by a Trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the Trust. The coupon from the issuer to the Trust exactly mirrors the preferred dividend paid by the Trust. Upon conversion by the investors, the Trust in turn converts the convertible debentures and passes through the shares to the investors.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government sponsored enterprises and U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal

Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether or not backed by the full faith and credit of the U.S. Treasury, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.


- U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

- RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

- TREASURY INFLATION PROTECTED SECURITIES ("TIPS"). TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

- U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

- U.S. GOVERNMENT SPONSORED AGENCIES AND U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

- OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. To the extent required by the 1940 Act, a Fund will maintain with the custodian a separate account with liquid high-grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if deems it appropriate.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

     1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3 % of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 (the "1933 Act") in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
          (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES

The following investment policies are non-fundamental policies of the Funds and may be changed by the Board.

     1. No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

          With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

     2. The International Equity Fund may not change its investment strategy of investing at least 80% of its net assets in common stocks and other equity securities of foreign companies without 60 days prior notice to shareholders.

     3. The Investment Grade Bond Fund may not change its investment strategy of investing at least 80% of its net assets in investment grade fixed income securities without 60 days prior notice to shareholders.

     4. The Mid-Cap Equity Fund may not change its investment strategy of investing at least 80% of its net assets in equity securities of companies with market capitalizations of $500 million to $10 billion or companies in the Russell MidCap(R) without 60 days prior notice to shareholders.

     5. The Small Cap Value Equity Fund may not change its investment strategy of investing at least 80% of its net assets in equity securities of companies with market capitalizations under $3 billion without 60 days prior notice to shareholders.


THE ADVISER

GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of December 31, 2004, Trusco had discretionary management authority with respect to approximately $68.9 billion of assets under management.

ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Capital Appreciation Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc., succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to two separate agreements (each an "Advisory Agreement," and, together, the "Advisory Agreements") with the Trust.

Under each Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board. The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets as follows:

           FUND               FEES
           ----               ----
Capital Appreciation Fund     1.15%
Growth and Income Fund        0.90%
International Equity Fund     1.25%
Investment Grade Bond Fund    0.74%
Mid-Cap Equity Fund           1.15%
Small Cap Value Equity Fund   1.15%
Value Income Stock Fund       0.80%

The Adviser has voluntarily agreed to maintain the Total Operating Expenses of the Funds in the table below at certain "expense caps" as listed. This means that the Adviser will waive its fee or reimburse certain expenses of the Funds so that expenses do not exceed that cap. Because the Adviser's agreement to maintain an expense cap is voluntary, the Adviser may discontinue all or part if its waivers/reimbursements at any time.

           FUND               VOLUNTARY EXPENSE CAP
           ----               ---------------------
Capital Appreciation Fund             1.15%
Investment Grade Bond Fund            0.75%
Mid-Cap Equity Fund                   1.15%
Small Cap Value Equity Fund           1.20%
Value Income Stock Fund               0.95%

The Adviser has contractually agreed to maintain the Total Operating Expenses of the Funds in the table below at the following expense cap until at least May 1, 2006:

           FUND               CONTRACTUAL EXPENSE CAP
           ----               -----------------------
Growth and Income Fund                 1.20%
International Equity Fund              1.60%

In addition, if at any point before May 1, 2008 it becomes unnecessary for the Adviser to make reimbursements, the Adviser may retain the difference between the Total Annual Operating Expenses of the Growth and Income Fund and the International Equity Fund, respectively, and their respective expense caps to recapture any of the Adviser's prior reimbursements.

For the period from commencement of operations to the fiscal years ended December 31, 2004, 2003 and 2002, the Funds paid the following advisory fees:

                                     FEES PAID ($)          FEES WAIVED OR REIMBURSED ($)
                              ---------------------------   -----------------------------
           FUND                 2004      2003      2002       2004      2003      2002
           ----               -------   -------   -------    -------   -------   -------
Capital Appreciation Fund     647,104   440,370   589,356    159,390   195,915   222,217
Growth and Income Fund         94,526         0         0     36,554    60,928    59,275
International Equity Fund      80,445         0    22,471    147,843   138,155    80,901
Investment Grade Bond Fund    136,302    53,126    43,559     80,842   113,138   108,804
Mid-Cap Equity Fund           183,423    64,021   101,427     80,218    97,386    98,883
Small Cap Value Equity Fund   252,920    92,752    86,004     81,812    96,565    89,730
Value Income Stock Fund       358,302   236,780   331,534     70,697    98,629    94,484


THE ADMINISTRATOR

GENERAL. BISYS Fund Services Ohio, Inc. (the "Administrator"), an Ohio corporation, has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219. The Administrator and its affiliates provide administration and distribution services to other investment companies.

MASTER SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into a master services agreement (the "Master Services Agreement") effective July 26, 2004. Under the Master Services Agreement, the Administrator provides the Trust with administrative services, including day-to-day administration of matters necessary to each Fund's operations, maintenance of records and the books of the Trust, preparation of reports, assistance with compliance monitoring of the Funds' activities, and certain supplemental services in connection with the Trust's obligations under the Sarbanes-Oxley Act of 2002.

The Master Services Agreement will remain in effect for a period of five years until July 31, 2009, and will continue in effect for successive one year periods subject to review at least annually by the Board unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. Under the Master Services Agreement the Administrator is entitled to receive an asset-based fee for administration, fund accounting and transfer agency services of 2.75 basis points (0.0275%) on the first $25 billion in aggregate net assets of all Funds,
2.25 basis points (0.0225%) on the next $5 billion in aggregate net assets of all Funds, and 1.75 basis points (0.0175%) on the aggregate net assets of all Funds over $30 billion, plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares.

Prior to July 26, 2004, the Funds were subject to an administration agreement (the "Administration Agreement") between the Funds and SEI Investments Global Funds Services ("SEI"). Under the Administration Agreement, SEI was entitled to an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

For the period from July 26, 2004 through December 31, 2004, the Funds paid the following administrative fees to the Administrator:

            FUND                                 FEES PAID ($)   FEES WAIVED ($)
            ----                                 -------------   ---------------
Capital Appreciation Fund                            6,379              0
Growth and Income Fund                               1,295              0
International Equity Fund                              731              0
Investment Grade Bond Fund                           2,091              0
Mid-Cap Equity Fund                                  1,862              0
Small Cap Value Equity Fund                          2,755              0
Value Income Stock Fund                              5,277              0

From January 1, 2004 through July 25, 2004 and for the fiscal years ended December 31, 2003 and 2002, the Funds paid the following administrative fees to
SEI:

                                         FEES PAID ($)          FEES WAIVED ($)
                                   ------------------------   ------------------
            FUND                    2004     2003     2002    2004   2003   2002
            ----                   ------   ------   ------   ----   ----   ----
Capital Appreciation Fund          35,360   62,500   63,870     0      0      0
Growth and Income Fund             35,360   62,500   62,500     0      0      0
International Equity Fund          42,432   75,000   75,000     0      0      0
Investment Grade Bond Fund         35,360   62,500   62,500     0      0      0
Mid-Cap Equity Fund                35,360   62,500   62,500     0      0      0
Small Cap Value Equity Fund        35,360   62,500   62,500     0      0      0
Value Income Stock Fund            35,360   62,500   62,500     0      0      0

PORTFOLIO MANAGERS

Set forth below is information regarding each individual who is primarily responsible for the day-to-day management of the Funds ("portfolio manager"). All information is as of December 31, 2004.

MANAGEMENT OF OTHER ACCOUNTS. The table below shows the number of other accounts managed by each portfolio manager and the approximate total assets in the accounts in each of the following categories: registered investment companies, other pooled investment vehicles and other accounts. For each category, the table also shows the number of accounts and the approximate total assets in the accounts with respect to which the advisory fee is based on account performance.

                          NUMBER OF OTHER ACCOUNTS MANAGED/
                             TOTAL ASSETS IN ACCOUNTS ($)                 OTHER ACCOUNTS WITH
                    ---------------------------------------------       PERFORMANCE-BASED FEES
NAME OF PORTFOLIO     REGISTERED    OTHER POOLED                    ------------------------------
MANAGER/              INVESTMENT     INVESTMENT                         NUMBER &      TOTAL ASSETS
NAME OF FUND(S)       COMPANIES       VEHICLES     OTHER ACCOUNTS       CATEGORY           ($)
---------------     -------------   ------------   --------------   ---------------   ------------
Brett Barner/
Small Cap Value           1/                             15/
Equity Fund          801 million         None        450 million          None            None

Chad Deakins/
International
Equity Fund, Mid-         3/             2/              2/
Cap Equity Fund     1.157 billion    315 million     75 million           None            None

Jeffrey Markunas/
Growth and                2/             1/              11/
Income Fund         1.119 billion    15 million      250 million          None            None

Robert Rhodes/
Capital                   2/             3/              6/
Appreciation Fund   2.105 billion    321 million     882 million    1/Other Account    52 million

Mills Riddick/
Value Income              1/             2/              14/
Stock Fund           911 million     195 billion     185 million          None            None

John Talty/
Investment Grade          9/             4/             234/            2/Other
Bond Fund           2.181 billion    412 million    9.096 billion       Accounts       214 million

Perry Troisi/
Investment Grade          7/             4/             234/            2/Other
Bond Fund           1.329 billion    412 million    9.096 billion       Accounts       214 million

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS. A portfolio manager's management of both the Fund and the other accounts listed in the table above at the same time may give rise to potential conflicts of interest. If the Fund and the other accounts have identical investment objectives, the portfolio manager could favor one or more accounts over the Fund. Another potential conflict may arise from the portfolio manager's knowledge about the size, timing and possible market impact of Fund trades if the portfolio manager used this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold. The Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are allocated in a manner the Adviser believes is fair and equitable.

PORTFOLIO MANAGER COMPENSATION STRUCTURE. Portfolio managers are paid competitive salaries by the Adviser. In addition, portfolio managers (other than Messrs. Talty and Troisi) receive bonuses based on the performance of the STI Classic Funds they manage, but not on the performance of the Funds of the Trust or the other accounts.

Bonuses based on investment results are calculated by comparing the relevant STI Classic Funds' pre-tax total returns to the returns of the relevant STI Classic Funds' benchmarks over multi-year periods, where applicable.

Messrs. Talty and Troisi receive bonuses based on the pre-tax performance of their accounts relative to the applicable account benchmark over a calendar year. The method for determining these portfolio managers' compensation for the Funds is the same as for any other account.

The relative mix of compensation represented by investment results bonus and salary will vary depending on the individual's results, contributions to the organization, adherence to portfolio compliance and other factors.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS. The table below shows the range of equity securities beneficially owned by the portfolio managers in the Fund or Funds they manage.

                                                              RANGE OF
NAME OF PORTFOLIO MANAGER     NAME OF FUND(S) MANAGED     SECURITIES OWNED
-------------------------   ---------------------------   ----------------
Brett Barner                Small Cap Value Equity Fund         None
Chad Deakins                International Equity Fund           None
                            Mid-Cap Equity Fund                 None
Jeffrey Markunas            Growth and Income Fund              None
Robert Rhodes               Capital Appreciation Fund           None
Mills Riddick               Value Income Stock Fund             None
John Talty                  Investment Grade Bond Fund          None
Perry Troisi                Investment Grade Bond Fund          None


THE DISTRIBUTOR

The Trust and BISYS Fund Services, Limited Partnership (the "Distributor") are parties to a distribution agreement dated July 26, 2004 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is 3435 Stelzer Road, Columbus, Ohio 43219. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust.

After the initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Board or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party.

THE TRANSFER AGENT

BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent to the Trust.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except the International Equity Fund. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity Fund. SunTrust Bank is paid on the basis of net assets and transaction costs of the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

For the fiscal year ended December 31, 2004, PricewaterhouseCoopers, LLP served as independent registered public accounting firm for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius, LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Board under the laws of the Commonwealth of Massachusetts. The Board is responsible for overseeing each of the Funds. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, positions with the Trust, principal occupations for the last five years and other directorships held for each of the persons currently serving as Trustees of the Trust. Each Trustee is also a Trustee of the STI Classic Funds which is comprised of 49 series.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                 PRINCIPAL            IN FUND
                        POSITION(S)     TERM OF OFFICE         OCCUPATION(S)          COMPLEX
    NAME, ADDRESS,       HELD WITH       AND LENGTH OF        DURING THE PAST       OVERSEEN BY     OTHER DIRECTORSHIPS HELD
  AGE/DATE OF BIRTH        TRUST          TIME SERVED              5 YEARS            TRUSTEE             BY TRUSTEE
---------------------   -----------   -----------------   -----------------------   -----------   ----------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II   Trustee       Indefinite; since   Chairman, Atlantic        56            Cousins Properties, Inc.;
3435 Stelzer Road                     November 2001       Investment Company                      Genuine Parts Company;
Columbus, OH 43219                                                                                Piedmont Medical Center;
DOB 01/18/36                                                                                      SunTrust Bank; Courts
                                                                                                  Foundation; J. Bulow
                                                                                                  Campbell Foundation

Clarence H. Ridley      Trustee       Indefinite; since   Chairman, Haverty         56            Crawford & Co.
3435 Stelzer Road                     November 2001       Furniture Companies;
Columbus, OH 43219                                        Partner, King and
DOB 06/03/42                                              Spalding LLP (law firm)
                                                          (1977 to 2000)

INDEPENDENT
TRUSTEES**:
Thomas Gallagher        Trustee       Indefinite; since   President, CEO,           56            NAPA; Genuine Parts
3435 Stelzer Road                     May 2000            Genuine Parts Company                   Company; Oxford
Columbus, OH 43219                                                                                Industries, Inc.; Stone
DOB 11/25/47                                                                                      Mountain Industrial Park;
                                                                                                  The Lovett School

F. Wendell Gooch        Trustee       Indefinite; since   Retired                   56            SEI Family of Funds
3435 Stelzer Road                     May 1992
Columbus, OH 43219
DOB 12/03/32

James O. Robbins        Trustee       Indefinite; since   President, CEO, Cox       56            Cox Communications; National
3435 Stelzer Road                     May 2000            Communications, Inc.                    Cable and Telecommunications
Columbus, OH 43219                                                                                Association; Discovery
DOB 07/04/42                                                                                      Channel; Cable Labs;
                                                                                                  C-Span; St. Paul's
                                                                                                  School

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                                                 PRINCIPAL            IN FUND
                        POSITION(S)     TERM OF OFFICE         OCCUPATION(S)          COMPLEX
    NAME, ADDRESS,       HELD WITH       AND LENGTH OF        DURING THE PAST       OVERSEEN BY     OTHER DIRECTORSHIPS HELD
  AGE/DATE OF BIRTH        TRUST          TIME SERVED              5 YEARS            TRUSTEE             BY TRUSTEE
---------------------   -----------   -----------------   -----------------------   -----------   ----------------------------
INDEPENDENT
TRUSTEES**:
Jonathan T. Walton      Trustee       Indefinite; since   Retired                   56            Detroit Riverfront
3435 Stelzer Road                     February 1998                                               Conservancy
Columbus, OH 43219
DOB 03/28/30

Sidney E. Harris        Trustee       Indefinite; since   Professor (since 2004),   56            ServiceMaster Company;
3435 Stelzer Road                     November 2004       Dean (1997-2004),                       Total System Services, Inc;
Columbus, OH 43219                                        J. Mack Robinson                        Transamerica Investors, Inc.
DOB 07/21/49                                              College of Business,                    (13 mutual funds)
                                                          Georgia State
                                                          University

Warren Y. Jobe          Trustee       Indefinite; since   Retired. EVP, Georgia     56            WellPoint, Inc; UniSource
3435 Stelzer Road                     November 2004       Power Company and SVP,                  Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                                        Southern Company
DOB 11/12/40                                              (1998-2001)

Charles D. Winslow      Trustee       Indefinite; since   Retired. Formerly         56            N/A
3435 Stelzer Road                     November 2004       Partner, Accenture
Columbus, OH 43219                                        (consulting)
DOB 07/13/35

* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

** Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

BOARD COMMITTEES. The Board has established the following committees:

- AUDIT COMMITTEE. The Board's Audit Committee is composed exclusively of independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firm's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Jobe, Robbins, Walton and Winslow currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met three times in the fiscal year ended December 31, 2004.

- GOVERNANCE AND NOMINATING COMMITTEE. The Board's Governance and Nominating Committee is composed exclusively of independent Trustees of the Trust. The Governance and Nominating Committee operates under a written charter approved by the Board. The purposes of the Governance and Nominating Committee are: to evaluate the qualifications of candidates for Trustee and to make recommendations to the Independent trustees and the entire Board with respect to nominations for Trustee membership on the Board when necessary or considered advisable; to review periodically Board governance practices, procedures and operations and to recommend any appropriate changes to the Board; to review periodically the size and composition of the Board and to make recommendations to the Independent Trustees and the Board as to whether it may be appropriate to add to the membership of the Board; to review as necessary the committees established by the Board and to make recommendations to the Board; to review periodically Trustee compensation and any other benefits and to recommend any appropriate changes to the Board and the Independent Trustees; to review periodically and make recommendations regarding ongoing Trustee education and orientation for new Trustees; to make recommendations regarding any self-assessment conducted by the Board; and to review as necessary any other similar matters relating to the governance of the Trust at the request of any Trustee or on its own initiative. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Committee. Messrs. Gallagher, Gooch, Harris, Robbins and Walton currently serve as members of the Governance and Nominating Committee. The Governance and Nominating Committee meets periodically, as necessary. The Governance and Nominating Committee was established in April 2005, and therefore did not meet during the fiscal year ended December 31, 2004.

- FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met eight times in the fiscal year ended December 31, 2004.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENTS. As discussed in the section of this SAI entitled "The Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts (if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from its Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreements. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Advisory Agreements for another year.

     The Board made these determinations on the basis of the following considerations, among others:

     - The investment advisory fees payable to the Adviser under each Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with each Fund, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     - Each Advisory Agreement did not increase current investment advisory fees over historical fee and expense levels;

     - The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance;

     - The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

     - The Adviser's entrepreneurial commitment to the management and success of each Fund, which could entail a substantial commitment of resources to the successful operation of each Fund; and

     - The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser."

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The "Family of Investment Companies" referenced in the table consists of the Trust and the STI Classic Funds.

                                               AGGREGATE DOLLAR RANGE OF SHARES
                                                  IN ALL INVESTMENT COMPANIES
                        DOLLAR RANGE OF FUND   OVERSEEN BY TRUSTEE IN FAMILY OF
   NAME OF TRUSTEE             SHARES                INVESTMENT COMPANIES
   ---------------      --------------------   --------------------------------
INTERESTED TRUSTEES
Richard W. Courts, II           None                         None
Clarence H. Ridley              None                    Over $100,000

INDEPENDENT TRUSTEES
Thomas Gallagher                None                   $50,001-$100,000
F. Wendell Gooch                None                   $50,001-$100,000
James O. Robbins                None                         None
Jonathan T. Walton              None                    Over $100,000
Sidney E. Harris                None                         None
Warren Y. Jobe                  None                         None
Charles D. Winslow              None                         None

BOARD COMPENSATION. The table below shows the compensation paid to the Trustees during the fiscal year ended December 31, 2004. The "Fund Complex" referenced in the table consists of the Trust and the STI Classic Funds.

                                                  PENSION
                                               OR RETIREMENT       ESTIMATED
                             AGGREGATE       BENEFITS ACCRUED   ANNUAL BENEFITS   TOTAL COMPENSATION FROM
                           COMPENSATION       AS PART OF FUND         UPON           THE TRUST AND FUND
   NAME OF TRUSTEE      FROM THE TRUST ($)       EXPENSES          RETIREMENT           COMPLEX ($)
   ---------------      ------------------   ----------------   ---------------   -----------------------
INTERESTED TRUSTEES
Richard W. Courts, II          2,872                N/A               N/A                  41,500
Clarence H. Ridley             2,872                N/A               N/A                  41,500

INDEPENDENT TRUSTEES
Thomas Gallagher               3,683                N/A               N/A                  47,750
F. Wendell Gooch               2,872                N/A               N/A                  41,500
James O. Robbins               2,872                N/A               N/A                  41,500
Jonathan T. Walton             2,872                N/A               N/A                  41,500
Sidney E. Harris*                 72                N/A               N/A                  10,750
Warren Y. Jobe*                   72                N/A               N/A                  10,750
Charles D. Winslow*               72                N/A               N/A                  10,750

*    Elected to the Board on November 15, 2004.

TRUST OFFICERS. The executive officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. The officers of the Trust may also serve as officers to one or more mutual funds for which BISYS Fund Services or its affiliates act as administrator, distributor or transfer agent. None of the officers receive compensation from the Trust for their services. Officers of the Trust are elected annually by the Board and hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified.

  NAME, ADDRESS,        POSITION(S)       TERM OF OFFICE AND
 AGE/DATE OF BIRTH    HELD WITH TRUST   LENGTH OF TIME SERVED   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
-------------------   ---------------   ---------------------   -----------------------------------------------
OFFICERS:
R. Jeffrey Young      President         Since July 2004         SVP, Relationship Management, BISYS Fund
3435 Stelzer Road                                               Services (since 2002); VP, Client Services,
Columbus, OH 43219                                              BISYS Fund Services (1997-2002)
DOB 08/22/64

Deborah A. Lamb       Executive Vice    Since September 2004;   Chief Compliance Officer, Managing Director,
50 Hurt Plaza         President;        since November 2003;    Trusco Capital Management, Inc. (since 2003);
Suite 1400            Assistant         since August 2004       President, Investment Industry Consultants, LLC
Atlanta, GA  30303    Secretary;        (respectively)          (since 2000); Director of Compliance, INVESCO,
DOB 10/02/52          Chief                                     Inc. (1995-2000)
                      Compliance
                      Officer

Bryan C. Haft         Treasurer,        Since July 2004         VP, Financial Administration, BISYS Fund
3435 Stelzer Road     Chief                                     Services (since 2000); Director, Administration
Columbus, OH 43219    Financial                                 Services, BISYS Fund Services (1998-2000)
DOB 01/23/65          Officer

Cynthia J. Surprise   Secretary         Since February 2005     Senior Counsel, Legal Services, BISYS Fund
3435 Stelzer Road                                               Services (since 2004); Director and Counsel,
Columbus, OH 43219                                              Investors Bank & Trust Company (1999-2004)
DOB 07/08/46

Alaina V. Metz        Assistant         Since July 2004         VP, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road     Secretary                                 (since 2002); Chief Administrative Officer, Blue
Columbus, OH 43219                                              Sky Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67

Julie M. Powers       Assistant         Since July 2004         Senior Paralegal, Legal Services, BISYS Fund
3435 Stelzer Road     Secretary                                 Services (since 2000); Paralegal, Phillips,
Columbus, OH 43219                                              Lytle, Hitchcock, Blaine & Huber LLP (1998-2000)
DOB 10/08/69

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash, however, the Trust retains the right to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the SAI for such Contract.


FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Code and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers, or of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on December 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of shares of a Fund by an investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at corporate rates, and its distributions (including, capital gain distributions) generally will be taxable as ordinary income dividends to its shareholders. In such case, the dividends received deduction will generally be available for eligible corporate shareholders (subject to certain limitations). The board reserves the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund intends to continue to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Fund as assets of the related separate account, these regulations are imposed on the assets of a Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisor regarding state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders.


FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholders' federal income tax. In no event shall a shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the shareholder for 15 days or less during the 31-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available due to reasons described herein.

Debt securities in which the Funds invest are traded primarily in the over-the-counter market. Such securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Each Fund may also enter into financial futures and options contract, which normally involve brokerage commissions. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

For the fiscal years ended December 31, 2004, 2003 and 2002, the Funds paid the aggregate brokerage commissions on portfolio transactions shown in the table below. Significant changes in brokerage commissions paid by a Fund from year to year may result from changing asset levels throughout the year.

                              AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
                              ---------------------------------------------------------
           FUND                                2004      2003      2002
           ----                              -------   -------   -------
Capital Appreciation Fund                    134,943   187,816   167,972
Growth and Income Fund                        13,525    11,201    10,608
International Equity Fund                     18,334    29,322    56,160
Investment Grade Bond Fund                         0       404       551
Mid-Cap Equity Fund                           26,625    82,468    59,040
Small Cap Value Equity Fund                   42,048    26,067    20,049
Value Income Stock Fund                      112,271    93,827   101,518


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The National Association of Securities Dealers (the "NASD") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

For the fiscal period ended December 31, 2004, 2003 and 2002, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.


                              AGGREGATE DOLLAR AMOUNT OF       PERCENTAGE OF TOTAL      PERCENTAGE OF TOTAL BROKERAGE
                                 BROKERAGE COMMISSIONS     BROKERAGE COMMISSIONS PAID       TRANSACTIONS EFFECTED
                                  PAID TO AFFILIATED              TO AFFILIATED              THROUGH AFFILIATED
                                      BROKERS ($)                  BROKERS (%)                   BROKERS (%)
                              --------------------------   --------------------------   -----------------------------
           FUND                  2004    2003    2002          2004   2003   2002            2004    2003    2002
           ----                  ----   -----   -----          ----   ----   ----           -----   -----   -----
Capital Appreciation Fund          0      991     423            0    0.53   0.25               0   22.04   27.40
Growth and Income Fund             0      125      57            0    1.11   0.53               0   41.87   46.40
International Equity Fund          0        0       0            0       0      0               0       0       0
Investment Grade Bond Fund*      112      404     551          100     100    100           17.17   30.20   47.21
Mid-Cap Equity Fund                0      165     453            0    0.20   0.77               0   16.16   17.29
Small Cap Value Equity Fund        0      139     312            0    0.53   1.56               0   26.60   31.74
Value Income Stock Fund            0    1,054   1,252            0    1.12   1.23               0   15.50   21.16

* Transactions in repurchase agreements, which are generally traded through an affiliated broker-dealer, are the only transactions that result in the payment of commission. Therefore, it might appear, based on the percentage of commissions paid, that all of the Investment Grade Bond Fund's portfolio transactions are made through affiliated broker-dealers. Nonetheless, transactions in repurchase agreements make up only a small part of the Investment Grade Bond Fund's portfolio transactions.

SECURITIES OF "REGULAR BROKER-DEALERS." As of December 31, 2004, the Funds held securities of their "regular broker-dealers" (as such term is defined in the 1940 Act) as follows:

           FUND                         SECURITY               HOLDINGS ($)
           ----                         --------               ------------
Capital Appreciation Fund     Jefferies & Company Inc.           9,114,859
Growth and Income Fund        Bank of New York                   2,804,704
International Equity Fund     Deutsche Bank Securities, Inc.     1,374,842
Investment Grade Bond Fund    None                                       0
Mid-Cap Equity Fund           Legg Mason Wood Walker, Inc.      11,751,291
Small Cap Value Equity Fund   JP Morgan Securities               2,353,779
Value Income Stock Fund       Salomon Smith Barney, Inc.         6,751,734

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, principal underwriter or any affiliated person of a Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "CCO") to authorize the release of a Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser's CCO is responsible for analyzing whether disclosure of portfolio holdings is in the best interests of shareholders and serves a legitimate business purpose, and is also responsible for resolving potential conflicts of interests arising from the disclosure of portfolio holdings. The Funds' CCO reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, each Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each February 28, May 31, August 31, and November 30). Each Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's public reference room. Information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330.

The Funds' Annual Reports and Semi-Annual Reports are available, free of charge, on the Funds' website at www.sticlassicfunds.com. The Funds' website also provides information about each Fund's complete portfolio holdings as of the end of the most recent calendar quarter (i.e., each March 31, June 30, September 30, and December 31). This information on the website is provided with a lag of at least 15 days (each April 16, July 16, October 16 and January 16) and is available until updated the next calendar quarter. The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as S&P and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds may also disclose the portfolio holdings to broker-dealers and/or pricing services in order to allow the Funds to accurately price and potentially sell portfolio securities. The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of portfolio holdings information to such parties at differing times and/or with different lag times to such third parties provided that the recipient is, either by contractual agreement (including Confidentiality Agreement, as discussed below) or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to purchase or sell securities or facilitate or assist in any securities transactions or investment program.

The Funds require any third party receiving non-public holdings information to enter into a Confidentiality Agreement with the Adviser. The Confidentiality Agreement provides, among other things, that non-public portfolio holdings information will be kept secret and confidential and that such information will be used solely for the purpose of analysis and evaluation of the Funds. Specifically, the Confidentiality Agreement prohibits anyone in possession of non-public portfolio holdings information from purchasing or selling securities based on such information, or from disclosing such information to other persons, except for those who are actually engaged in, and need to know, such information to perform the analysis or evaluation of the Funds.

Currently, the Funds have arrangements to provide additional disclosure of portfolio holdings information on an monthly basis with no lag time to the following third parties: ABN-AMRO, Advest, Inc., AG Edwards & Sons, Inc., Banc of America Securities, LLC, BB&T Capital Markets, Credit Suisse First Boston, LLC, Davenport & Co., LLC, Freidman, Billings, Ramsey & Co., Inc., JP Morgan Securities, Inc., Merrill Lynch Pierce Fenner & Smith, Inc., FTN Midwest Research, Morgan Keegan & Co., Inc., Piper Jaffray & Co., Raymond James Financial, Inc., RBC Dain Rauscher, Inc, Smith Barney, UBS Financial Services, Inc., and Wachovia Bank, N.A.

Currently, the Funds have arrangements to provide additional disclosure of complete portfolio holdings information on a quarterly basis with no lag to the following third parties: Aon Consulting, Inc., Callan Associates, Inc., Colonial Consulting, Inc., CRA Business Strategies Group, Gabriel Roder, Smith & Co., New England Pension Consultants, Prime Buchholz & Associates, Inc., and Watson Wyatt Investment Consulting, Inc.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio information.

In addition, the Funds' service providers, such as the custodian, administrator and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. Financial printers, proxy voting service providers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Funds.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Board has the power to liquidate one or more Funds without shareholder approval. While the Board has no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

PROXY VOTING

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board will periodically review the Funds' proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. The Funds' proxy voting record for the most recent 12 month period ended June 30th is available without charge upon request by calling 1-800-428-6970 or by writing to the Funds at STI Classic Variable Trust, c/o BISYS Fund Services, Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219. The Funds' Form N-PX will also be available on the SEC's website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Shares of the Funds are owned by insurance companies as depositors of separate accounts which are used primarily to fund variable annuity contracts and variable life insurance contras. As of April 1, 2005, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the respective Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

                                                                    ACCOUNT SHARE    PERCENT OF      NATURE OF
NAME OF FUND                    NAME AND ADDRESS OF SHAREHOLDER        BALANCE      TOTAL SHARES     OWNERSHIP
------------                    -------------------------------     -------------   ------------   ------------
Capital Appreciation Fund     ALLSTATE LIFE AND ANNUITY COMPANY      2346244.496        72.31      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

Capital Appreciation Fund     HARTFORD LIFE INSURANCE CO.             531559.178        16.38      Record Owner
                              200 HOPMEADOW STREET
                              SIMSBURY, CT 06089

Capital Appreciation Fund     AMERICAN ENTERPRISE LIFE INS CO         167940.839         5.18      Record Owner
                              222 AXP FINANCIAL CENTER
                              MINNEAPOLIS, MN 55474-0014

Growth and Income Fund        ALLSTATE LIFE AND ANNUITY COMPANY       449930.882        46.87      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

Growth and Income Fund        HARTFORD LIFE INSURANCE CO.             350643.840        36.52      Record Owner
                              200 HOPMEADOW STREET
                              SIMSBURY, CT 06089

Growth and Income Fund        TRANSAMERICA LIFE INSURANCE COMPANY     102141.895        10.64      Record Owner
                              4333 EDGEWOOD RD
                              CEDAR RAPIDS, IA 52499-0001

Growth and Income Fund        AMERICAN ENTERPRISE LIFE INS CO          51646.521         5.38      Record Owner
                              222 AXP FINANCIAL CENTER
                              MINNEAPOLIS, MN 55474-0014

International Equity Fund     ALLSTATE LIFE AND ANNUITY COMPANY       477103.349        90.89      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

International Equity Fund     TRANSAMERICA LIFE INSURANCE COMPANY      32846.848         6.26      Record Owner
                              4333 EDGEWOOD RD
                              CEDAR RAPIDS, IA 52499-0001

Investment Grade Bond Fund    ALLSTATE LIFE AND ANNUITY COMPANY      1425171.397        89.85      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

Investment Grade Bond Fund    TRANSAMERICA LIFE INSURANCE COMPANY     107396.146         6.77      Record Owner
                              4333 EDGEWOOD RD
                              CEDAR RAPIDS, IA 52499-0001

Mid-Cap Equity Fund           ALLSTATE LIFE AND ANNUITY COMPANY       999296.774        77.03      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

Mid-Cap Equity Fund           HARTFORD LIFE INSURANCE CO.             226838.947        17.49      Record Owner
                              200 HOPMEADOW STREET
                              SIMSBURY CT 06089

Small Cap Value Equity Fund   ALLSTATE LIFE INSURANCE CO             1147745.453        80.08      Record Owner
                              ANNUITY POLICY HOLDERS
                              3075 SANDERS RD
                              NORTHBROOK, IL 60062-7127

Small Cap Value Equity Fund   AMERICAN ENTERPRISE LIFE INS CO         149193.326        10.41      Record Owner
                              222 AXP FINANCIAL CENTER
                              MINNEAPOLIS, MN 55474-0014

Small Cap Value Equity Fund   TRANSAMERICA LIFE INSURANCE COMPANY     110212.195         7.69      Record Owner
                              4333 EDGEWOOD RD
                              CEDAR RAPIDS, IA 52499-0001

Value Income Stock Fund       ALLSTATE LIFE AND ANNUITY COMPANY      2313211.162        75.45      Record Owner
                              FINANCIAL CONTROL UNIT
                              544 LAKEVIEW PKWY
                              ATTN DANETTE RICHARDSON
                              VERNON HILLS, IL 60061-1826

Value Income Stock Fund       HARTFORD LIFE INSURANCE CO.             315143.415        10.28      Record Owner
                              200 HOPMEADOW STREET
                              SIMSBURY, CT 06089

Value Income Stock Fund       LINCOLN BENEFIT LIFE CO VARIABLE        313200.545        10.22      Record Owner
                              544 LAKEVIEW PRKWAY
                              VERNON HILLS, IL 60061

FINANCIAL STATEMENTS

The financial statements for the Trust's fiscal year ended December 31, 2004, including notes thereto and the report of PricewaterhouseCoopers, LLP thereon, are herein incorporated by reference. A copy of the 2004 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

     - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Moody's

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Fitch

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thomson

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

(TRUSCO CAPITAL MANAGEMENT LOGO)

TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC VARIABLE TRUST SHAREHOLDERS

Dear Shareholders:

Securities and Exchange Commission rules under the Investment Advisers Act of 1940 and the Investment Company Act of 1940 address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under our current contractual agreement, Trusco Capital Management, Inc. ("Trusco"), is authorized to vote proxies on behalf of the STI Classic Variable Trust.

The rules require an investment company to adopt policies and procedures reasonably designed to ensure that the fund: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures and how to obtain copies; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

The STI Classic Funds' board has delegated voting authority to Trusco and accordingly has adopted Trusco's proxy voting policies.

Trusco's existing Proxy Voting Committee ("Committee") is structured to seek to ensure compliance with all of the requirements. After an extensive review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action to accommodate certain portions of the regulations. The Committee conducted comprehensive due diligence of the most respected proxy voting agencies in the industry and chose to hire Institutional Shareholder Services ("ISS") as Trusco's agent to assist us with meeting the administrative, clerical and recordkeeping aspects of our fiduciary obligations.

Several of the determining factors in choosing ISS as an agent to provide such services included its excellent research tools and advanced, state of the art technical and system support.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, structure of the board of directors, corporate culture and governance process, and the impact of economic, environmental and social implications remain key elements in all voting decisions.

To address material conflicts of interest, as defined by SEC regulations, involving Trusco relationships, the Committee will engage the services of an independent fiduciary voting service to vote on any proxies for securities for which the Committee determines a material conflict of interest exists so as to provide shareholders with the most beneficial and objective proxy voting possible.

Material conflicts might occur, for example, (1) in the case of securities of a company where a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc. ("SunTrust") or a related SunTrust affiliate's board of directors or (2) where an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

If the Committee engages an independent fiduciary voting service to perform the voting analysis, ISS, as our agent for administrative, clerical and recordkeeping proxy services, will then vote the shares according to the directions of the independent fiduciary. Trusco will have no power to participate in, alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary.

Please be assured that although Trusco has engaged ISS to assist with physical proxy voting matters, we retain the primary obligation of proxy voting and will review all issues and actively monitor all information prior to determining each vote placed on behalf of shareholders. Trusco will continue to utilize available resources in order to make well-informed, qualified proxy vote decisions.

Further information, such as copies of Trusco's Proxy Policies and Procedures and voting records of the STI Classic Variable Trust, may be obtained without charge by contacting the STI Classic Variable Trust by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com. The policies and procedures are also available in the STI Classic Variable Trust Statement of Additional Information. Actual voting records will also be filed and available on the SEC's website.

Again, please know that, as with all matters relating to the STI Classic Variable Trust, we at Trusco take our fiduciary proxy voting obligations very seriously, and will continue to do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         12/2004

                   TRUSCO CAPITAL MANAGEMENT, INC PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") has a Proxy Committee ("Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of all discretionary client accounts and mutual funds. The Committee will annually (or more often if needed) review, reaffirm and amend guidelines, strategies and proxy policies for all domestic and international clients, funds and product lines.

Trusco, after an extensive review of service providers including size, experience and independence, has contracted with Institutional Shareholder Services ("ISS") as its agent to provide administrative, clerical, and functional and recordkeeping services and support related to the firm's proxy voting processes/procedures, which include, but are not limited to:

     1. Collection and coordination of proxy material from each custodian for each Trusco client's account, including Trusco's mutual fund clients.

     2. Facilitating the mechanical act of proxy voting, reconciliation, and disclosure for each Trusco client's accounts, including Trusco's mutual fund clients, in accordance with Trusco's proxy policies and the Committee's direction.

     3. Required record keeping and voting record retention of all Trusco proxy voting on behalf Trusco's clients, including Trusco's mutual fund clients.

As reflected in our specific Trusco proxy policies, the Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions.

The Committee will, at all times, retain the ability to consider client specific preferences and/or develop and apply criteria unique to its client base and product lines, where appropriate. This information will, as needed, be communicated to ISS as agent to ensure that the relative shares proxies will be voted accordingly. The Committee has reviewed ISS capabilities as agent for the services above and is confident in its abilities to effectively provide these services. The Committee will monitor such capability on an ongoing basis.

               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

In the absence of express contractual provisions to the contrary, the Committee will vote proxies for all Trusco discretionary investment management clients and Trusco managed mutual funds, such as the STI Classic Funds.

As indicated above, the Committee utilizes the services of an independent third party agent, ISS, to assist with facilitating the administrative, clerical, functional and recordkeeping duties and to assist in managing certain aspects of our proxy obligations. Accordingly, Trusco maintains proxy policies for U.S. domestic and global proxy voting issues, as well as guidelines applicable to "Taft Hartley" plans and relationships. ERISA accounts will be voted in accordance with the U.S. domestic proxy policy as all ERISA specific guidelines and requirements are incorporated in this policy.

Trusco provides and maintains the following standard proxy voting policies:

     -    Trusco U.S. Domestic Proxy Policy (includes ERISA related accounts)

     -    Trusco Taft Hartley Proxy Policy

     -    Trusco Global/International Proxy Policy

Brief summaries and extended summaries are available for the Trusco Taft Hartley Proxy Policy and the Trusco Global/International Proxy Policy; and full complete versions of all of these policies are available as described below.

The Committee will obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that some proxy issues are voted on a case-by-case basis, the Committee utilizes the firm's pre-determined proxy voting policies and guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are considered include: an in-depth look at each company's organizational structure; executive and operating management styles, board of directors structure, corporate culture and governance processes, implicit and explicit social and economic product benefits, and the impact or economic implications of the available alternatives.

                              Exceptions to Policy

The guidelines as outlined herein generally do not apply where Trusco has contracted discretionary investment management and the authority to vote shares to a properly appointed subadvisor, such as may be the case in some managed, separate, or wrap accounts.

In those situations proxy votes cast by the subadvisor will be governed by the subadvisor's own proxy voting policies and procedures. The Committee will annually review the sub advisor's proxy voting policies and procedures.

Trusco will retain voting responsibilities for its mutual fund clients unless it specifically delegates proxy voting responsibility to a properly appointed subadvisor.

                              Conflicts of Interest

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc., and its affiliates, occasions may from time to time arise in which the Committee believes that a potential conflict exists in connection with a proxy vote based on the SEC guidelines. In such instances, the Committee will review the potential conflict to determine if it is material.

Examples of material conflicts of interest that may arise could include those where the shares to be voted involve:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc. or its affiliates, may have a similar on-going non-investment management associated relationship.

     2. An issuer with a director, officer or employee who presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc. or any of its affiliates.

     3. An issuer having substantial and numerous banking, investment or other financial relationships with Trusco, SunTrust Banks, Inc. or its affiliates.

     4. A director or senior officer of Trusco or SunTrust Banks, Inc. serving on the board of a publicly held company.

     5. A direct common stock ownership position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or its affiliates

Although Trusco utilizes a pre-determined proxy voting policy, occasions may arise in which a conflict of interest could be deemed to be material. In this case, the Committee will determine the most fair and reasonable procedure to be followed in order to properly address all conflict concerns. The Committee may employ one or more of the options listed below:

     1.   Retain an independent fiduciary to vote the shares.

     2. Send the proxy material to the client (in the case of mutual funds, the funds' shareholders) so he or she may vote the proxies.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Trusco also manages assets for several clients (including mutual funds, such as the STI Classic Funds) who engage in "security lending" programs. Security lending is where the clients or funds loan stock in their accounts or portfolio to various broker-dealers and collect interest based on the underlying value of the position. Consistent with SEC guidelines, the Committee will generally refrain from voting securities loaned out under this type of lending arrangement when the costs and lost revenue to the client or fund combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material by the Committee, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

TRUSCO CLIENTS:

Extended summaries of TRUSCO CAPITAL MANAGEMENT, INC.'S U.S. DOMESTIC PROXY POLICY (includes ERISA related accounts,) TAFT HARTLEY PROXY POLICY, and GLOBAL/INTERNATIONAL PROXY POLICY and voting records are available to clients upon request. (Complete copies are quite voluminous but are also available.) For this information, or to obtain information about specific voting issues, please contact Trusco Capital Management,

Inc, Attn: Proxy Voting Committee Administrator, 50 Hurt Plaza, 14th Floor, Atlanta, Georgia, 30303, by telephone at 404.827.6177, or via e-mail at:
PMP.operations@truscocapital.com.

STI CLASSIC FUNDS AND STI CLASSIC VARIABLE TRUST SHAREHOLDERS:

The above information as it relates to the STI Classic Funds or the STI Classic Variable Trust is available to fund shareholders by contacting the STI Classic Funds by telephone at 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

2005

TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

Following is a concise summary of general policies for voting global proxies. In addition, Trusco has country- and market-specific policies, which are not captured below.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

     - there are concerns about the accounts presented or audit procedures used; or

     - the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

     - there are serious concerns about the accounts presented or the audit procedures used;

     -    the auditors are being changed without explanation; or

     - non audit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

     - there are serious concerns about the statutory reports presented or the audit procedures used;

     - questions exist concerning any of the statutory auditors being appointed; or

     - the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

     - the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

     -    the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS

Vote FOR management nominees in the election of directors, unless:

     -    Adequate disclosure has not been provided in a timely manner;

     -    There are clear concerns over questionable finances or restatements;

     -    There have been questionable transactions with conflicts of interest;

     - There are any records of abuses against minority shareholder interests; and

     -    The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed).

Vote AGAINST labor representatives if the sit on either the audit or compensation committee, as they are not required to be on those committees.

DIRECTOR COMPENSATION

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT

Vote FOR discharge of the board and management, unless:

     - there are serious questions about actions of the board or management for the year in question; or

     -    legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS

GENERAL ISSUANCES:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

     - the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Trusco's guidelines for the purpose being proposed; or

     - the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BYCASE basis.

DEBT ISSUANCE REQUESTS

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets Trusco's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:

Vote FOR share repurchase plans, unless:

     -    clear evidence of past abuse of the authority is available; or

     -    the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:

Vote FOR mergers and acquisitions, unless:

     - the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

     - the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BYCASE basis.

REINCORPORATION PROPOSALS:

Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:

Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:

Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
1.0.     Operational Items          Adjourn Meeting                To provide management with the authority to adjourn an         F
                                                                   annual or special meeting.

1.1.     Operational Items          Amend Quorum Requirements      To reduce quorum requirements for shareholder meetings         A
                                                                   below a majority of the shares outstanding

1.2.     Operational Items          Amend Minor Bylaws             To make housekeeping changes (updates or corrections) to       F
                                                                   bylaw or charter

1.3.     Operational Items          Change Company Name            To change the corporate name                                   F

1.4.     Operational Items          Date, Time, or Location of     Management proposals to change the date/time/location of       F
                                    Annual Meeting                 the annual meeting

1.5.     Operational Items          Date, Time, or Location of     Shareholder proposals To change the date/time/location of      A
                                    Annual Meeting                 the annual meeting

1.6.     Operational Items          Auditors                       To ratify auditors                                             F

1.7.     Operational Items          Auditors                       Shareholder proposals asking companies to prohibit their       A
                                                                   auditors from engaging in non-audit services

1.8.     Operational Items          Auditors                       Shareholder proposals to require audit firm rotation           A

1.9.     Operational Items          Transact Other Business        To approve other business when it appears as voting item       A

2.0.     Board of Directors         Voting on Director Nominees    Director nominees who are not described below                  F
                                    in Uncontested Elections

2.1.     Board of Directors         Voting on Director Nominees    Director nominees who have Implement or renewed a              W
                                    in Uncontested Elections       dead-hand or modified dead-hand poison pill

2.2.     Board of Directors         Voting on Director Nominees    Director nominees who have ignored a shareholder proposal      W
                                    in Uncontested Elections       that is approved by a majority of the votes cast for two
                                                                   consecutive years

2.3.     Board of Directors         Voting on Director Nominees    Director nominees who have failed to act on takeover           W
                                    in Uncontested Elections       offers where the majority of the shareholders tendered
                                                                   their shares

2.4.     Board of Directors         Voting on Director Nominees    Director nominees who enacted egregious corporate              W
                                    in Uncontested Elections       governance policies or failed to replace management as
                                                                   appropriate

2.5.     Board of Directors         Age Limits                     To limit the tenure of outside directors either through        A
                                                                   term limits or mandatory retirement ages.

2.6.     Board of Directors         Board Size                     To fix the board size or designate a range for the board       F
                                                                   size

2.7.     Board of Directors         Board Size                     To give management the ability to alter the size of the        A
                                                                   board outside of a specified range without shareholder
                                                                   approval

2.8.     Board of Directors         Classification/                MANAGEMENT and shareholder proposals to classify the board     F
                                    Declassification of the
                                    Board

2.9.     Board of Directors         Classification/                MANAGEMENT and shareholder proposals to repeal classified      A
                                    Declassification of the        boards and to elect all directors annually
                                    Board

2.10.    Board of Directors         Cumulative Voting              To eliminate cumulative voting.                                F

2.11.    Board of Directors         Cumulative Voting              To restore or permit cumulative voting                         A

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
2.12.    Board of Directors         Director and Officer           Proposals on director and officer indemnification and          C
                                    Indemnification and            liability protection not particularly described below.
                                    Liability Protection

2.13.    Board of Directors         Director and Officer           To eliminate entirely directors' and officers' liability       A
                                    Indemnification and            for monetary damages for violating the duty of care.
                                    Liability Protection

2.14.    Board of Directors         Director and Officer           To expand coverage beyond just legal expenses to acts,         A
                                    Indemnification and            such as negligence, that are more serious violations of
                                    Liability Protection           fiduciary obligation than mere carelessness

2.15.    Board of Directors         Director and Officer           To expand coverage in cases when a director's or officer's     F
                                    Indemnification and            legal defense was unsuccessful if: (1) the director was
                                    Liability Protection           found to have acted in good faith and in a manner that he
                                                                   reasonably believed was in the best interests of the
                                                                   company, and (2) only if the director's legal expenses
                                                                   would be covered.

2.16.    Board of Directors         Establish/ Amend Nominee       To establish or amend director qualifications                  A
                                    Qualifications

2.17.    Board of Directors         Establish/ Amend Nominee       Shareholder proposals requiring two candidates per board       A
                                    Qualifications                 seat

2.18.    Board of Directors         Filling Vacancies/ Removal     To provide that directors may be removed only for cause.       A
                                    of Directors

2.19.    Board of Directors         Filling Vacancies/ Removal     To restore shareholder ability to remove directors with        F
                                    of Directors                   or without cause.

2.20.    Board of Directors         Filling Vacancies/ Removal     To provide that only continuing directors may elect            A
                                    of Directors                   replacements to fill board vacancies.

2.21.    Board of Directors         Filling Vacancies/ Removal     To permit shareholders to elect directors to fill board        F
                                    of Directors                   vacancies.

2.22.    Board of Directors         Independent Chairman           To recommend that the positions of chairman and CEO be         F
                                    (Separate Chairman/CEO)        combined.

2.23.    Board of Directors         Independent Chairman           To recommend that the positions of chairman and CEO be         A
                                    (Separate Chairman/CEO)        separate and distinct positions held by 2 different
                                                                   individuals.

2.24.    Board of Directors         Majority of Independent        Shareholder proposals to require that a majority or more       F
                                    Directors/ Establishment of    of directors be independent
                                    Committees

2.25.    Board of Directors         Majority of Independent        Shareholder proposals asking that board audit,                 A
                                    Directors/ Establishment of    compensation, and/or nominating committees be composed
                                    Committees                     exclusively of independent directors

2.26.    Board of Directors         Open Access                    Shareholder proposals asking for open access                   A

2.27.    Board of Directors         Stock Ownership Requirements   Shareholder proposals that mandate a minimum amount of         A
                                                                   stock that directors must own in order to qualify as a
                                                                   director or to remain on the board

2.28.    Board of Directors         Stock Ownership Requirements   Shareholder proposals asking that the company adopt a          A
                                                                   holding or retention period for its executives (for
                                                                   holding stock after the vesting or exercise of equity
                                                                   awards)

                    PROXY VOTING POLICIES UPDATED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
2.29.    Board of Directors         Term Limits                    Shareholder or management proposals to limit the tenure of     A
                                                                   outside directors

3.0.     Proxy Contests             Voting for Director            Votes in a Contested Election of Directors                     C
                                    Nominees in Contested
                                    Elections

3.1.     Proxy Contests             Reimbursing Proxy              To reimburse proxy solicitation expenses                       C
                                    Solicitation Expenses

3.2.     Proxy Contests             Confidential Voting            Shareholder proposals requesting that corporations adopt       A
                                                                   confidential voting, use independent vote tabulators and
                                                                   use independent inspectors of election

3.3.     Proxy Contests             Confidential Voting            Management proposals to adopt confidential voting.             A

4.0.     Antitakeover Defenses      Advance Notice Requirements    Advance notice  proposals                                      F
         and Voting Related         for Shareholder
         Issues                     Proposals/Nominations

4.1.     Antitakeover Defenses      Amend Bylaws without           Proposals giving the board exclusive authority to amend        F
         and Voting Related         Shareholder Consent            the bylaws
         Issues

4.2.     Antitakeover Defenses      Amend Bylaws without           Proposals giving the board the ability to amend the bylaws     F
         and Voting Related         Shareholder Consent            in addition to shareholders
         Issues

4.3.     Antitakeover Defenses      Poison Pills                   Shareholder proposals that ask a company to submit its         F
         and Voting Related                                        poison pill for shareholder ratification
         Issues

4.4.     Antitakeover Defenses      Poison Pills                   Shareholder proposals asking that any future pill be put       F
         and Voting Related                                        to a shareholder vote
         Issues

4.5.     Antitakeover Defenses      Poison Pills                   Management proposals to ratify a poison pill                   C
         and Voting Related
         Issues

4.6.     Antitakeover Defenses      Shareholder Ability to Act     To restrict or prohibit shareholder ability to take action     A
         and Voting Related         by Written Consent             by written consent
         Issues

4.7.     Antitakeover Defenses      Shareholder Ability to Act     To allow or make easier shareholder action by written          F
         and Voting Related         by Written Consent             consent
         Issues

4.8.     Antitakeover Defenses      Shareholder Ability to Call    To restrict or prohibit shareholder ability to call            A
         and Voting Related         Special Meetings               special meetings.
         Issues

4.9.     Antitakeover Defenses      Shareholder Ability to Call    To remove restrictions on the right of shareholders to act     F
         and Voting Related         Special Meetings               independently of management.
         Issues

4.10.    Antitakeover Defenses      Supermajority Vote             To require a supermajority shareholder vote.                   A
         and Voting Related         Requirements
         Issues

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
4.11.    Antitakeover Defenses      Supermajority Vote             To lower supermajority vote requirements.                      F
         and Voting Related         Requirements
         Issues

5.0.     Mergers and Corporate      Appraisal Rights               To restore, or provide shareholders with, rights of            A
         Restructurings                                            appraisal.

5.1.     Mergers and Corporate      Asset Purchases                On asset purchase proposals                                    C
         Restructurings

5.2.     Mergers and Corporate      Asset Sales                    Asset sales                                                    C
         Restructurings

5.3.     Mergers and Corporate      Bundled Proposals              Bundled or "conditioned" proxy proposals                       C
         Restructurings

5.4.     Mergers and Corporate      Conversion of Securities       Proposals regarding conversion of securities, absent           C
         Restructurings                                            penalties or likely bankruptcy.

5.5.     Mergers and Corporate      Conversion of Securities       Proposals regarding conversion of securities, if it is         F
         Restructurings                                            expected that the company will be subject to onerous
                                                                   penalties or will be forced to file for bankruptcy if the
                                                                   transaction is not approved.

5.6.     Mergers and Corporate      Corporate Reorganization       Proposals to increase common and/or preferred shares and       C
         Restructurings                                            to issue shares as part of a debt restructuring plan,
                                                                   absent likely bankruptcy.

5.7.     Mergers and Corporate      Corporate Reorganization       Proposals to increase common and/or preferred shares and       F
         Restructurings                                            to issue shares as part of a debt restructuring plan where bankruptcy is likely if the transaction is not approved

5.8.     Mergers and Corporate      Formation of Holding Company   To form a holding company                                      C
         Restructurings

5.9.     Mergers and Corporate      Going Private Transactions     To make the company private rather than public                 C
         Restructurings             (LBOs and Minority Squeeze
                                    outs)

5.10.    Mergers and Corporate      Joint Ventures                 To form joint ventures                                         C
         Restructurings

5.11.    Mergers and Corporate      Liquidations                   To liquidate when bankruptcy is not likely                     C
         Restructurings

5.12.    Mergers and Corporate      Liquidations                   To liquidate when bankruptcy is likely                         F
         Restructurings

5.13.    Mergers and Corporate      Mergers and Acquisitions/      To merge with or acquire another company                       C
         Restructurings             Issuance of Shares to
                                    Facilitate Merger or
                                    Acquisition

5.14.    Mergers and Corporate      Private Placements/            To issue a private placement security when bankruptcy is       C
         Restructurings             Warrants/ Convertible          not likely
                                    Debentures

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
5.15.    Mergers and Corporate      Private Placements/            To issue a private placement security when bankruptcy is       F
         Restructurings             Warrants/ Convertible          not likely
                                    Debentures

5.16.    Mergers and Corporate      Spin-offs                      To spin off a unit or line of business                         C
         Restructurings

5.17.    Mergers and Corporate      Value Maximization Proposals   To maximize shareholder value by hiring a financial            C
         Restructurings                                            advisor to explore strategic alternatives, selling the
                                                                   company or liquidating the company and distributing the
                                                                   proceeds to shareholders.

6.0.     State of Incorporation     Control Share Acquisition      To opt out of control share acquisition statutes               F
                                    Provisions

6.1.     State of Incorporation     Control Share Acquisition      To amend the charter to include control share acquisition      A
                                    Provisions                     provisions.

6.2.     State of Incorporation     Control Share Acquisition      To restore voting rights to the control shares.                F
                                    Provisions

6.3.     State of Incorporation     Control Share Cash out         To opt out of control share cash out statutes.                 F
                                    Provisions

6.4.     State of Incorporation     Disgorgement Provisions        To opt out of state disgorgement provisions.                   F

6.5.     State of Incorporation     Fair Price Provisions          To adopt fair price provisions                                 C

6.6.     State of Incorporation     Fair Price Provisions          To adopt fair price provisions with shareholder vote           A
                                                                   requirements greater than a majority of disinterested
                                                                   shares.

6.7.     State of Incorporation     Freeze Out                     proposals to opt out of state freeze out provisions            F

6.8.     State of Incorporation     Greenmail                      To adopt anti greenmail charter of bylaw amendments            F
                                                                   Or otherwise restrict a company's ability to make
                                                                   greenmail payments.

6.9.     State of Incorporation     Greenmail                      To adopt anti greenmail proposals when they are bundled        C
                                                                   with other charter or bylaw amendments.

6.10.    State of Incorporation     Reincorporation Proposals      To change a company's state of incorporation                   C

6.11.    State of Incorporation     Stakeholder Provisions         To consider non-shareholder constituencies or other            A
                                                                   non-financial effects when evaluating a merger or business combination.

6.12.    State of Incorporation     State Anti takeover Statutes   To opt in or out of state takeover statutes (including         C
                                                                   control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions,
                                                                   stakeholder laws, poison pill endorsements, severance pay
                                                                   and labor contract provisions, anti greenmail provisions,
                                                                   and disgorgement provisions).

7.0.     Capital Structure          Adjustments to Par Value of    Management proposals to reduce or eliminate the par value      F
                                    Common Stock                   of common stock.

7.1.     Capital Structure          Common Stock Authorization     To increase the number of shares of common stock               C
                                                                   authorized for issuance

7.2.     Capital Structure          Common Stock Authorization     To increase the number of authorized shares of the class       C
                                                                   of stock that has superior voting rights.

7.3.     Capital Structure          Common Stock Authorization     To approve increases beyond the allowable increase when a      F
                                                                   company's shares are in danger of being de-listed or if a
                                                                   company's ability to continue to operate as a going
                                                                   concern is uncertain

7.4.     Capital Structure          Dual-class Stock               Proposals to create a new class of common stock with           A
                                                                   superior voting rights

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
7.5.     Capital Structure          Dual-class Stock               To create a new class of nonvoting or sub-voting common        F
                                                                   stock if:

                                                                   -    It is intended for financing purposes with minimal or
                                                                        no dilution to current shareholders

                                                                   -    It is not designed to preserve the voting power of an
                                                                        insider or significant shareholder

7.6.     Capital Structure          Issue Stock for Use            To increase authorized common stock for the explicit           A
                                    with Rights Plan               purpose of implementing a shareholder rights plan (poison
                                                                   pill).

7.7.     Capital Structure          Preemptive Rights              Shareholder proposals that seek preemptive rights              C

7.8.     Capital Structure          Preferred Stock                To authorizing the creation of new classes of preferred        A
                                                                   stock with unspecified voting, conversion, dividend
                                                                   distribution, and other rights ("blank check" preferred
                                                                   stock).

7.9.     Capital Structure          Preferred Stock                To create "declawed" blank check preferred stock (stock        F
                                                                   that cannot be used as a takeover defense).

7.10.    Capital Structure          Preferred Stock                To authorize preferred stock in cases where the company        F
                                                                   specifies the voting, dividend, conversion, and other
                                                                   rights of such stock and the terms of the preferred stock
                                                                   appear reasonable

7.11.    Capital Structure          Preferred Stock                To increase the number of blank check preferred stock          A
                                                                   authorized for issuance when no shares have been issued or reserved for a specific purpose.

7.12.    Capital Structure          Preferred Stock                To increase the number of blank check preferred shares         F

7.13.    Capital Structure          Recapitalization               Recapitalizations (reclassifications of securities)            C

7.14.    Capital Structure          Reverse Stock Splits           Management proposals to implement a reverse stock split        F
                                                                   when the number of authorized shares will be
                                                                   proportionately reduced

7.15.    Capital Structure          Reverse Stock Splits           Management proposals to implement a reverse stock split to     F
                                                                   avoid delisting.


7.16.    Capital Structure          Reverse Stock Splits           To implement a reverse stock split that do not                 C
                                                                   proportionately reduce the number of shares authorized


7.17.    Capital Structure          Share Repurchase Programs      Management proposals to institute open-market share            F
                                                                   repurchase plans in which all shareholders may participate on equal terms

7.18.    Capital Structure          Stock Distributions:           Management proposals to increase the common share              F
                                    Splits and Dividends           authorization for a stock split or share dividend,
                                                                   provided that the increase in authorized shares would not
                                                                   result in an excessive number of shares available for
                                                                   issuance

7.19.    Capital Structure          Tracking Stock                 To authorize the creation of tracking stock                    C

8.0.     Executive and Director     Executive Compensation         To approve or disapprove executive compensation plans or       C
         Compensation                                              plan amendments.

8.1.     Executive and Director     Executive Compensation         To approve compensation plans that expressly permit the        A
         Compensation                                              re-pricing of underwater stock options without shareholder approval.

8.2.     Executive and Director     Executive Compensation         Plans in which the CEO participates if there is a              A
         Compensation                                              disconnect between the CEO's pay and company performance

8.3.     Executive and Director     Director Compensation          Plans for directors                                            C
         Compensation

8.4.     Executive and Director     Stock Plans in Lieu of         For plans which provide participants with the option of        C
         Compensation               Cash                           taking all or a portion of their cash compensation in the
                                                                   form of stock

8.5.     Executive and Director     Stock Plans in Lieu of         Plans which provide a dollar-for-dollar cash for stock         F
         Compensation               Cash                           exchange

8.6.     Executive and Director     Stock Plans in Lieu of         Plans which do not provide a dollar-for-dollar cash for        A
         Compensation               Cash                           stock exchange

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
8.7.     Executive and Director     Director Retirement Plans      Retirement plans for non-employee directors.                   A
         Compensation

8.8.     Executive and Director     Director Retirement Plans      Shareholder proposals to eliminate retirement plans for        F
         Compensation                                              non-employee directors

8.9.     Executive and Director     Management Proposals           On management proposals seeking approval to re-price           A
         Compensation               Seeking Approval to            options
                                    Re-price Options

8.10.    Executive and Director     Voting on Compensation         Shareholder proposals to submit executive compensation to      A
         Compensation                                              a vote.

8.11.    Executive and Director     Employee Stock Purchase        Employee stock purchase plans not described below              C
         Compensation               Plans


8.12.    Executive and Director     Employee Stock Purchase        Employee stock purchase plans where all of the following       F
         Compensation               Plans                          apply

                                                                   -    Purchase price is at least 85 percent of fair market
                                                                        value

                                                                   -    Offering period is 27 months or less

8.13.    Executive and Director     Employee Stock Purchase        Employee stock purchase plans where any of the following       A
         Compensation               Plans                          apply

                                                                   -    Purchase price is less than 85 percent of fair market
                                                                        value, or

                                                                   -    Offering period is greater than 27 months

8.14.    Executive and Director     Incentive Bonus Plans and      Simply amend shareholder-approved compensation plans to        F
         Compensation               Tax Deductibility Proposals    include administrative features or place a cap on the
                                                                   annual grants any one comply with the provisions of
                                                                   Section 162(m).

8.15.    Executive and Director     Incentive Bonus Plans and      To add performance goals to existing compensation plans to     F
         Compensation               Tax Deductibility Proposals    comply with the provisions of Section 162(m)

8.16.    Executive and Director     Incentive Bonus Plans and      Plans to increase shares reserved and to qualify for           F
         Compensation               Tax Deductibility Proposals    favorable tax treatment under the provisions of Section
                                                                   162(m)

8.17.    Executive and Director     Incentive Bonus Plans and      Cash or cash and stock bonus plans that are submitted to       F
         Compensation               Tax Deductibility Proposals    shareholders for the purpose of exempting compensation
                                                                   from taxes under the 162(m) if no increase in shares is
                                                                   requested.

8.18.    Executive and Director     Employee Stock Ownership       To implement an ESOP or increase authorized shares for         F
         Compensation               Plans (ESOPs)                  existing ESOPs, unless the number of shares allocated to
                                                                   the ESOP is excessiv of outstanding shares.)

8.19.    Executive and Director     401(k) Employee Benefit        To implement a 401(k) savings plan for employees.              F
         Compensation               Plans

8.20.    Executive and Director     Shareholder Proposals          Shareholder proposals seeking additional disclosure of         A
         Compensation               Regarding Executive and        executive and director pay information,
                                    Director Pay

8.21.    Executive and Director     Shareholder Proposals          Shareholder proposals seeking to set absolute levels on        A
         Compensation               Regarding Executive and        compensation or otherwise dictate the amount or form of
                                    Director Pay                   compensation.

8.22.    Executive and Director     Shareholder Proposals          Shareholder proposals requiring director fees be paid in       A
         Compensation               Regarding Executive and        stock only
                                    Director Pay

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                      SECTION             [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
8.23.    Executive and Director     Shareholder Proposals          Shareholder proposals to put option re-pricings to a           F
         Compensation               Regarding Executive and        shareholder vote
                                    Director Pay

8.24.    Executive and Director     Shareholder Proposals          For all other shareholder proposals regarding executive        C
         Compensation               Regarding Executive and        and director pay
                                    Director Pay

8.25.    Executive and Director     Option Expensing               Shareholder proposals asking the company to expense stock      A
         Compensation                                              options

8.26.    Executive and Director     Performance-Based Stock        Shareholder proposals advocating the use of                    A
         Compensation               Options                        performance-based stock options (indexed, premium-priced,
                                                                   and performance-vested options).

8.27.    Executive and Director     Golden Parachutes and          Shareholder proposals to require golden parachutes or          A
         Compensation               Executive Severance            executive severance agreements to be submitted for
                                    Agreements                     shareholder ratification

8.28.    Executive and Director     Golden Parachutes and          Proposals to ratify or cancel golden parachutes.               C
         Compensation               Executive Severance
                                    Agreements

8.29.    Executive and Director     Pension Plan Income            Shareholder proposals to exclude pension plan income in        F
         Compensation               Accounting                     the calculation of earnings used in determining executive
                                                                   bonuses/compensation

8.30.    Executive and Director     Supplemental Executive         Shareholder proposals requesting to put extraordinary          A
         Compensation               Retirement Plans (SERPs)       benefits contained in SERP agreements to a shareholder
                                                                   vote

8.31     Executive and Director     Equity Based Compensation      Management proposals for equity plans that have high           A
         Compensation               Plans                          average three-year burn rates.

9.0.     Social and Environmental   CONSUMER ISSUES AND PUBLIC     To phase out the use of animals in product testing             A
         Issues                     SAFETY: Animal Rights

9.1.     Social and Environmental   CONSUMER ISSUES AND PUBLIC     To implement price restraints on pharmaceutical products       A
         Issues                     SAFETY: Drug Pricing

9.2.     Social and Environmental   CONSUMER ISSUES AND PUBLIC     To voluntarily label genetically engineered (GE)               A
         Issues                     SAFETY: Genetically Modified   ingredients in their products or alternatively to provide
                                    Foods                          interim labeling and eventually eliminate GE ingredients
                                                                   due to the costs and feasibility of labeling and/or
                                                                   phasing out the use of GE ingredients.

9.3.     Social and Environmental   Genetically Modified Foods     A report on the feasibility of labeling products               A
         Issues                                                    containing GE ingredients

9.4.     Social and Environmental   Genetically Modified Foods     A report on the financial, legal, and environmental impact     A
         Issues                                                    of continued use of GE ingredients/seeds

9.5.     Social and Environmental   Genetically Modified Foods     Report on the health and environmental effects of              A
         Issues                                                    genetically modified organisms (GMOs)

9.6.     Social and Environmental   Genetically Modified Foods     To completely phase out GE ingredients from the company's      A
         Issues                                                    products or proposals asking for reports outlining the
                                                                   steps necessary to eliminate GE ingredients from the
                                                                   company's products. Such resolutions presuppose that there are proven health risks to GE ingredients

9.7.     Social and Environmental   CONSUMER ISSUES AND PUBLIC     Reports on a company's policies aimed at curtailing gun        A
         Issues                     SAFETY: Handguns               violence in the United States

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                     SECTION              [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
9.8.     Social and Environmental   CONSUMER ISSUES AND PUBLIC     Reports outlining the impact of the health pandemic            A
         Issues                     SAFETY: HIV/AIDS               (HIV/AIDS, malaria and tuberculosis) on the company's
                                                                   Sub-Saharan operations

9.9.     Social and Environmental   HIV/AIDS                       To establish, implement, and report on a standard of           A
         Issues                                                    response to the HIV/AIDS, tuberculosis and malaria health
                                                                   pandemic in Africa and other developing countries

9.10.    Social and Environmental   CONSUMER ISSUES AND PUBLIC     Reports on the company's procedures for preventing             A
         Issues                     SAFETY: Predatory Lending      predatory lending, including the establishment of a board
                                                                   committee for oversight,

9.11.    Social and Environmental   CONSUMER ISSUES AND PUBLIC     Proposals seeking stronger product warnings                    A
         Issues                     SAFETY: Tobacco

9.12.    Social and Environmental   Tobacco                        Proposals asking that the company's operating facilities       A
         Issues                                                    be smoke-free

9.13.    Social and Environmental   Tobacco                        Proposals dealing with product placement in stores or          A
         Issues                                                    advertising to youth.

9.14.    Social and Environmental   Tobacco                        Proposals asking the company to cease production of            A
         Issues                                                    tobacco-related products or cease selling products to
                                                                   tobacco companies.

9.15.    Social and Environmental   Tobacco                        Proposals to spin-off tobacco-related businesses:              A
         Issues

9.16.    Social and Environmental   Tobacco                        Proposals prohibiting investment in tobacco equities.          A
         Issues

9.17.    Social and Environmental   ENVIRONMENT AND ENERGY:        Requests for reports outlining potential environmental         A
         Issues                     Arctic National Wildlife       damage from drilling in the Arctic National Wildlife
                                    Refuge                         Refuge (ANWR)

9.18.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals to adopt the CERES Principles                        A
         Issues                     CERES Principles

9.19.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals requests reports assessing economic risks of         A
         Issues                     Environmental-Economic         environmental pollution or climate change.
                                    Risk Report

9.20.    Social and Environmental   Environmental Reports          Proposals for reports disclosing the company's                 A
         Issues                                                    environmental policies.

9.21.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals to make reports on the level of greenhouse gas       A
         Issues                     GLOBAL WARMING                 emissions from the company's operations and products.

9.22.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals to adopt a comprehensive recycling strategy          A
         Issues                     Recycling

9.23.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals to invest in renewable energy sources.               A
         Issues                     Renewable Energy

9.24.    Social and Environmental   Renewable Energy               Requests for reports on the feasibility of developing          A
         Issues                                                    renewable energy sources

9.25.    Social and Environmental   ENVIRONMENT AND ENERGY:        Proposals to make report on its policies and practices         A
         Issues                     Sustainability Report          related to social, environmental, and economic
                                                                   sustainability

9.26.    Social and Environmental   GENERAL CORPORATE ISSUES:      Proposals to affirm political nonpartisanship in the           A
         Issues                     Charitable/ Political          Workplace
                                    Contributions

9.27.    Social and Environmental   Charitable/ Political          Proposals to report or publish in newspapers the company's     A
         Issues                     Contributions                  political contributions

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                     SECTION              [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
9.28.    Social and Environmental   Charitable/ Political          Proposals to prohibit the company from making political        A
         Issues                     Contributions                  contributions

9.29.    Social and Environmental   Charitable/ Political          Proposals to restrict the company from making charitable       A
         Issues                     Contributions                  contributions

9.30.    Social and Environmental   Charitable/ Political          Proposals to publish a list of company executives,             A
         Issues                     Contributions                  directors, consultants, legal counsels, lobbyists, or
                                                                   investment bankers that have prior government service and
                                                                   whether such service had a bearing on the business
                                                                   of the company

9.31.    Social and Environmental   GENERAL CORPORATE ISSUES:      Proposals to review ways of linking executive compensation     A
         Issues                     Link Executive Compensation    to social factors
                                    to Social Performance

9.32.    Social and Environmental   LABOR STANDARDS AND HUMAN      Proposals to implement the China Principles.                   A
         Issues                     RIGHTS: China Principles


9.33.    Social and Environmental   LABOR STANDARDS AND HUMAN      Proposals to make reports detailing the company's              A
         Issues                     RIGHTS: Country-specific       operations in a particular country and steps to protect
                                    human rights reports           human rights

9.34.    Social and Environmental   LABOR STANDARDS AND HUMAN      Proposals to implement certain human rights standards at       A
         Issues                     RIGHTS: International Codes    company facilities or those of its suppliers and to commit
                                    Of Conduct/vendor Standards    to outside, independent monitoring

9.35.    Social and Environmental   LABOR STANDARDS AND HUMAN      Proposals to endorse or increase activity on the MacBride      A
         Issues                     RIGHTS: Macbride Principles    Principles.

9.36.    Social and Environmental   MILITARY BUSINESS: Foreign     Proposals to make reports on foreign military sales or         A
         Issues                     Military Sales/Offsets         offsets.

9.37.    Social and Environmental   MILITARY BUSINESS:             Proposals asking the company to renounce future                A
         Issues                     Landmines and Cluster Bombs    involvement in antipersonnel landmine production

9.38.    Social and Environmental   MILITARY BUSINESS:             Proposals asking the company to cease production of            A
         Issues                     Nuclear Weapons                nuclear weapons components and delivery systems, including disengaging from current and proposed contracts

9.39.    Social and Environmental   MILITARY BUSINESS:             Proposals asking the company to appoint a board committee      A
         Issues                     Operations in Nations          review and report outlining the company's financial and
                                    Sponsoring Terrorism (Iran)    reputational risks from its operations in Iran,

9.40.    Social and Environmental   MILITARY BUSINESS:             Proposals asking the company to make reports on a              A
         Issues                     Spaced-Based Weaponization     company's involvement in spaced-based weaponization

9.41.    Social and Environmental   WORKPLACE DIVERSITY: Board     Requests for reports on the company's efforts to diversify     F
         Issues                     Diversity                      the board,

9.42.    Social and Environmental   WORKPLACE DIVERSITY: Board     Proposals asking the company to increase the                   C
         Issues                     Diversity                      representation of women and minorities on the board

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                     SECTION              [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
9.43.    Social and Environmental   WORKPLACE DIVERSITY: Equal     Proposals to increase regulatory oversight of EEO programs     A
         Issues                     Employment Opportunity (EEO)

9.44.    Social and Environmental   WORKPLACE DIVERSITY: Glass     To increase regulatory oversight of EEO programs and Glass     A
         Issues                     Ceiling                        Ceiling proposals

9.45.    Social and Environmental   WORKPLACE DIVERSITY: Sexual    Proposals to amend a company's EEO statement in order to       A
         Issues                     Orientation                    prohibit discrimination based on sexual orientation

9.46.    Social and Environmental   Sexual Orientation             Proposals to extend company benefits to or eliminate           A
         Issues                                                    benefits from domestic partners

9.47     Social and Environmental   Outsourcing                    Proposals asking for companies to report on the risks          A
         Issues                                                    associated with outsourcing or offshoring.

10.0.    Mutual Fund Proxies        Election of Directors          Director nominees who are not described below                  F

10.1.    Mutual Fund Proxies        Election of Directors          Ignore a shareholder proposal that is approved by a            W
                                                                   majority of the votes cast for two consecutive years

10.2.    Mutual Fund Proxies        Convert Closed-end Fund to     Conversion Proposals                                           C
                                    Open-end Fund

10.3.    Mutual Fund Proxies        Proxy Contests                 Proxy Contests                                                 C

10.4.    Mutual Fund Proxies        Investment Advisory            Investment Advisory Agreements                                 F
                                    Agreements

10.5.    Mutual Fund Proxies        Approve New Classes Or         The establishment of new classes or series of shares.          F
                                    Series of Shares

10.6.    Mutual Fund Proxies        Change Fundamental             Proposals to change a fund's fundamental restriction to a      C
                                    Restriction to                 non fundamental restriction
                                    Nonfundamental Restriction

10.7.    Mutual Fund Proxies        Change Fundamental             Proposals to change a fund's fundamental investment            C
                                    Investment Objective to        objective to a non fundamental investment objective
                                    Nonfundamental

10.8.    Mutual Fund Proxies        Name Change Proposals          Name change proposals.                                         F

10.9.    Mutual Fund Proxies        Change in Fund's Sub           To change a fund's sub-classification                          F
                                    classification

10.10.   Mutual Fund Proxies        Disposition of                 To dispose of assets, liquidate or terminate the fund          F
                                    Assets/Termination/
                                    Liquidation

10.11.   Mutual Fund Proxies        Changes to the Charter         To make changes to the charter document                        C
                                    Document

10.12.   Mutual Fund Proxies        Changes to the Charter         Removal shareholder approval requirement to reorganize or      F
                                    Document                       terminate the trust or any of its series

10.13.   Mutual Fund Proxies        Changes to the Charter         Removal of shareholder approval requirement for amendments     F
                                    Document                       to the new declaration of trust

10.14.   Mutual Fund Proxies        Changes to the Charter         Removal of shareholder approval requirement to amend the       F
                                    Document                       fund's management contract, allowing the contract to be
                                                                   modified by the investment manager and the trust
                                                                   management, as permitted by the 1940 Act

10.15.   Mutual Fund Proxies        Changes to the Charter         Allow the trustees to impose other fees in addition to         F
                                    Document                       sales charges on investment in a fund, such as deferred
                                                                   sales charges and redemption fees that may be imposed upon redemption of a fund's shares

10.16.   Mutual Fund Proxies        Changes to the Charter         Removal of shareholder approval requirement to engage in       F
                                    Document                       and terminate Sub-advisory arrangements

                    PROXY VOTING POLICIES ADOPTED 01/01/2005
                         TRUSCO CAPITAL MANAGEMENT, INC.

                                                                   BALLOT ITEM / PROPOSAL
NUMBER            CHAPTER                     SECTION              [F=FOR, A=AGAINST, W=WITHHOLD, C=CASE BY CASE]               VOTE
------   ------------------------   ----------------------------   ----------------------------------------------------------   ----
10.17.   Mutual Fund Proxies        Changes to the Charter         Removal of shareholder approval requirement to change the      F
                                    Document                       domicile of the fund

10.18.   Mutual Fund Proxies        Change the Fund's Domicile     Fund's Reincorporation                                         C

10.19.   Mutual Fund Proxies        Authorize the Board to Hire    Proposals authorizing the board to hire/terminate              F
                                    and Terminate Subadvisors      sub-advisors without shareholder approval.
                                    Without Shareholder Approval

10.20.   Mutual Fund Proxies        Distribution Agreements        Distribution Agreements                                        F

10.21.   Mutual Fund Proxies        Master-Feeder Structure        Establishment of a master-feeder structure.                    F

10.22.   Mutual Fund Proxies        Mergers                        Mergers and Acquisitions                                       C


10.23.   Mutual Fund Proxies        Shareholder Proposals to       To mandate a specific minimum amount of stock that             A
                                    Establish Director             directors must own in order to qualify as a director or to
                                    Ownership Requirement          remain on the board

10.24.   Mutual Fund Proxies        Shareholder Proposals to       To reimburse proxy solicitation expenses                       C
                                    Reimburse Proxy
                                    Solicitation Expenses

10.25.   Mutual Fund Proxies        Shareholder Proposals to       To terminate the investment advisor                            C
                                    Terminate Investment Advisor

                            PART C: OTHER INFORMATION

                         POST-EFFECTIVE AMENDMENT NO. 17

ITEM 23. Exhibits:

(a) Agreement and Declaration of Trust of the STI Classic Variable Trust (the "Registrant") dated April 18, 1995 is incorporated herein by reference to Exhibit (a) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0000950130-00-002300 on April 25, 2000.

(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-01-000085 on February 21, 2001.

(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and STI Capital Management, N.A. dated August 18, 1995 is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 2, 1996.

(d)(2) Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. dated December 30, 1999 is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 25, 2000.

(d)(3) Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital Management, N.A. dated October 22, 1997 is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000912057-96-005898 on April 25, 2000.

(d)(4) Form of Expense Limitation Agreement dated May 1, 2005 between the Registrant and Trusco Capital Management, Inc. is filed herewith.

(d)(5) Form of Expense Limitation Agreement dated May 1, 2005 between the Registrant and Trusco Capital Management is filed herewith.

(e) Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership dated July 26, 2004 is incorporated herein by reference to Exhibit (e) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(f)      Not applicable.

(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta dated August 18, 1995 is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.

(g)(2) Third Amendment dated October 10, 1996 to the Custodian Agreement dated August 18,1995 between the Registrant and SunTrust Bank Atlanta is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(3) Fourth Amendment dated May 6, 1997 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta, is incorporated herein by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(g)(4) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated August 18, 1995 between the Registrant and SunTrust Bank, Atlanta is incorporated herein by reference to Exhibit (g)(4) of

         Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-04-00030 on March 1, 2004.

(g)(5) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated January 29, 2003, in regards to the International Equity Fund, is incorporated herein by reference to Exhibit (g)(7) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. dated July 16, 2004 is incorporated herein by reference to Exhibit (h)(1) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(2) Amendment dated November 5, 2004 to the Master Services Agreement dated July 16, 2004 between the Registrant and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Exhibit (h)(2) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(3) Form of Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership, Inc., Trusco Capital Management, Inc., Great-West Life & Annuity Insurance Company, is filed herewith.

(h)(4) Form of Fund Participation Agreement among the Registrant, BISYS Fund Services Limited Partnership and Hartford Life Insurance Company dated February 1, 2005 is incorporated herein by reference to Exhibit (h)(4) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(h)(5) Participation Agreement by and among the Registrant, Trusco Capital Management, Inc. and American Enterprise Life Insurance Company dated January 1, 2003 is incorporated herein by reference to Exhibit (h)(10) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(6) Fund Agreement by and among the Registrant, Trusco Capital Management, Inc. and Nationwide Financial Services, Inc. dated March 13, 2003 is incorporated herein by reference to Exhibit (h)(11) of Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000935069-03-000522 on April 25, 2003.

(h)(7) Securities Lending Management Agreement between the Registrant and Credit Suisse First Boston dated March 1, 2005, is filed herewith.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.

(j) Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm, is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

(n)      Not applicable.

(o)      Not applicable.

(p)(1) Code of Ethics for the Registrant is incorporate herein by reference to Exhibit (p)(1) of Post Effective Amendment No. 35 to the STI Classic Fund's Registration Statement on Form N-1A (File No. 033-45671) as filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.

(p)(2) Code of Ethics for BISYS Fund Services, Limited Partnership is incorporated herein by reference to Exhibit (p)(2) of Post Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A (File No. 033-91476) as filed with the SEC via EDGAR Accession No. 0000950152-05-001574 on February 28, 2005.

(p)(3) Code of Ethics for Trusco Capital Management, Inc. (investment adviser) is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 35 to STI Classic Funds' Registration Statement on Form N-1A (File No. 033-45671) as filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 22, 2000.

ITEM 24. Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of BISYS Group, Inc. which also controls the distributor of the Registrant, BISYS Fund Services, Limited Partnership, and other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25. Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933 (the "Securities Act"), as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Adviser:

Trusco Capital Management, Inc. is the investment adviser for the STI Classic Variable Trust. The principal address of Trusco Capital Management, Inc. is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
David Eidson                                          SunTrust Banks, Inc.             Senior Vice President
Director                                                  SunTrust Bank                Senior Vice President
                                                    SunTrust Capital Markets           Senior Vice President

William H. Rogers                                     SunTrust Banks, Inc.           Executive Vice President
Director

Douglas S. Phillips                                       SunTrust Bank              Chief Investment Officer
President/CEO/Director                         Zevenbergen Capital Investments LLC           Director

Paul L. Robertson, III                                SunTrust Banks, Inc.                Vice President
Executive Vice President/Secretary/Treasurer              SunTrust Bank                   Vice President

Andrew J. Muldoon, III                                    SunTrust Bank              Executive Vice President
Executive Vice President

G. Bradley Ball                                           SunTrust Bank                   Vice President
Executive Vice President

Elizabeth G. Pola                              Zevenbergen Capital Investments LLC           Director
Executive Vice President

Robert J. Rhodes                                          SunTrust Bank                       Officer
Executive Vice President

Christina Seix                                                 --                               --
Executive Vice President

John Talty                                                     --                               --
Executive Vice President

David C. Anderson                                         SunTrust Bank                   Vice President
Vice President

Charles B. Arrington                                      SunTrust Bank                       Officer
Vice President

Frances J. Aylor                                               --                               --
Vice President

Brett L. Barner                                           SunTrust Bank                       Officer
Managing Director

James N. Behre                                                 --                               --
Vice President

Richard M. Bemis                                          SunTrust Bank                   Vice President
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Theresa N. Benson                                         SunTrust Bank                   Vice President
Vice President

Edward E. Best                                            SunTrust Bank                       Officer
Managing Director

Glen Blackston                                                 --                               --
Vice President

Gordon Boardway                                                --                               --
Vice President

Matthew Boden                                                  --                               --
Vice President

Noel Crissman Boggan                                      SunTrust Bank                       Officer
Vice President

Robert S. Bowman                                          SunTrust Bank                       Officer
Managing Director

John Brennan                                                   --                               --
Vice President

Casey C. Brogdon                                          SunTrust Bank                       Officer
Managing Director

Daniel Bromstad                                                --                               --
Vice President

Marlon Brown                                              SunTrust Bank                       Officer
Vice President

William B. Buie                                           SunTrust Bank                       Officer
Vice President

Joseph Calbrese                                                --                               --
Managing Director

George E. Calvert, Jr.                                    SunTrust Bank                       Officer
Vice President

Ann Caner                                                 SunTrust Bank                   Vice President
Vice President

Matthew Carney                                                 --                               --
Vice President

Christopher D. Carter                                     SunTrust Bank                   Vice President
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Carlos Catoya                                                  --                               --
Vice President

Denise E. Claridy                                              --                               --
Vice President

Benjamin M. Clark                                         SunTrust Bank                   Vice President
Vice President

Shane Coldren                                             SunTrust Bank                       Officer
Managing Director

Robert W. Corner                                          SunTrust Bank                       Officer
Managing Director

Scott Craig                                                    --                               --
Vice President

Stacey Culver                                                  --                               --
Vice President

William Davis                                                  --                               --
Vice President

J. Chadwick Deakins                                       SunTrust Bank                       Officer
Vice President

Louis Joseph Douglass, IV                                      --                               --
Vice President

Martin J. Duffy                                           SunTrust Bank                       Officer
Vice President

Mary Durkin                                               SunTrust Bank                       Officer
Vice President

Bob M. Farmer                                             SunTrust Bank                   Vice President
Managing Director

Douglas J. Farmer                                              --                               --
Vice President

Robert Felice                                                  --                               --
Managing Director

James Fitzpatrick                                              --                               --
Vice President

John Floyd                                                SunTrust Bank                       Officer
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
James P. Foster                                           SunTrust Bank                       Officer
Managing Director

Gregory Fraser                                                 --                               --
Vice President

Holly Freeman                                             SunTrust Bank                   Vice President
Vice President

Laura B. Friend                                                --                               --
Vice President

Elena Fyodorova                                                --                               --
Vice President

Michelle Gallo                                                 --                               --
Vice President

Mark D. Garfinkel                                         SunTrust Bank                       Officer
Managing Director

Alan M. Gayle                                                  --                               --
Managing Director

Eunice Gillespie                                          SunTrust Bank                   Vice President
Vice President

Frank P. Giove                                                 --                               --
Vice President

Steven Elliott Gordon                                     SunTrust Bank                   Vice President
Managing Director

George Goudelias                                               --                               --
Managing Director

David Grachek                                             SunTrust Bank                   Vice President
Vice President

Neil L. Halpert                                                --                               --
Vice President

Melvin E. Hamilton                                        SunTrust Bank                   Vice President
Managing Director

Edward Hugh Head                                               --                               --
Vice President

Michael Todd Hill                                         SunTrust Bank                       Officer
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Michael J. Honsharuk                                      SunTrust Bank                       Officer
Vice President

Debra Hooper                                              SunTrust Bank                   Vice President
Vice President

Deborah Hopkins                                                --                               --
Vice President

David Hunt                                                     --                               --
Vice President

Michael A. Jenacova                                            --                               --
Vice President

Jim Johnstone                                                  --                               --
Vice President

Christopher A. Jones                                           --                               --
Managing Director

Christine Y. Keefe                                        SunTrust Bank                   Vice President
Vice President

Nat King                                                       --                               --
Vice President

Michael Kirkpatrick                                            --                               --
Vice President

Patrick W. Kirksey                                             --                               --
Vice President

James E. Kofron                                           SunTrust Bank                       Officer
Vice President

Ray Kramer                                                     --                               --
Vice President

Ken Kresch                                                     --                               --
Vice President

Deborah LaBerge                                                --                               --
Managing Director

Deborah A. Lamb                                       SunTrust Banks, Inc.                    Officer
Managing Director                                         SunTrust Bank                       Officer

Wayne G. Larochelle                                       SunTrust Bank                   Vice President
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Gerard Leen                                                    --                               --
Vice President

Charles B. Leonard                                        SunTrust Bank                       Officer
Managing Director

Carla Leslie                                                   --                               --
Managing Director

Biron Lim                                                      --                               --
Vice President

Tina Y. Long                                                   --                               --
Vice President

William Longan                                            SunTrust Bank                       Officer
Vice President

Jennifer J. Love                                          SunTrust Bank                   Vice President
Vice President

Kimberly C. Maichle                                       SunTrust Bank                       Officer
Vice President

James B. Mallory                                          SunTrust Bank                   Vice President
Vice President

Jeffrey E. Markunas                                       SunTrust Bank                       Officer
Managing Director

Patrick K. Mason                                          SunTrust Bank                   Vice President
Vice President

Mike McEachern                                                 --                               --
Managing Director

Andrew McGhee                                                  --                               --
Managing Director

Evan Melcher                                              SunTrust Bank                       Officer
Vice President

Tom Meyers                                                     --                               --
Managing Director

R. Douglas Mitchell                                            --                               --
Vice President

Peter T. Montgomery                                       SunTrust Bank                       Officer
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Sharon Moran                                                   --                               --
Vice President

Elizabeth T. Morrison                                     SunTrust Bank                       Officer
Vice President

Stephen Murrin                                                 --                               --
Vice President

Timothy James Nash                                        SunTrust Bank                       Officer
Vice President

Robert Neinken                                            SunTrust Bank                   Vice President
Managing Director

Harold F. Nelson                                          SunTrust Bank                       Officer
Managing Director

Brian Nold                                                     --                               --
Vice President

Brian O'Connell                                                --                               --
Managing Director

Thomas J. O'Neil                                               --                               --
Vice President

Agnes G. Pampush                                          SunTrust Bank                       Officer
Managing Director

Cynthia Panebianco                                             --                               --
Vice President

Christopher Paolella                                      SunTrust Bank                   Vice President
Managing Director

Patrick Paparelli                                     SunTrust Banks, Inc.                Vice President
Managing Director                                         SunTrust Bank                   Vice President

Sheri L. Paquette                                         SunTrust Bank                       Officer
Vice President

Ty Parrish                                                SunTrust Bank                   Vice President
Vice President

Ronnie G. Pennell                                         SunTrust Bank                       Officer
Vice President

Elliott A. Perny                                          SunTrust Bank                       Officer
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
James Phebus Jr.                                          SunTrust Bank                       Officer
Vice President

Gary Plourde                                              SunTrust Bank                   Vice President
Managing Director

Sean Porrello                                                  --                               --
Vice President

Raymond Prophater                                              --                               --
Vice President

Joe E. Ransom                                             SunTrust Bank                       Officer
Managing Director

Boyce G. Reid                                             SunTrust Bank                       Officer
Vice President

David W. Reidy                                                 --                               --
Vice President

Kristin Hildebrand Ribic                                       --                               --
Vice President

Mills A. Riddick                                          SunTrust Bank                       Officer
Managing Director

Josie C. Rosson                                                --                               --
Managing Director

James L. Savage                                           SunTrust Bank                       Officer
Vice President

Diane Schmidt                                                  --                               --
Vice President

Marc H. Schneidau                                         SunTrust Bank                       Officer
Managing Director

Ronald H. Schwartz                                        SunTrust Bank                       Officer
Managing Director

Michael G. Sebesta                                        SunTrust Bank                       Officer
Managing Director

Dusty L. Self                                             SunTrust Bank                       Officer
Vice President

Bob Sherman                                                    --                               --
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Julia Short                                                    --                               --
Vice President

Robin Shulman                                                  --                               --
Managing Director

Garrett P. Smith                                          SunTrust Bank                       Officer
Managing Director

George D. Smith, Jr.                                      SunTrust Bank                       Officer
Managing Director

Stephen Smith                                                  --                               --
Vice President

E. Dean Speer                                             SunTrust Bank                       Officer
Vice President

Ellen Spong                                               SunTrust Bank                   Vice President
Managing Director

Jeffrey St. Amand                                              --                               --
Vice President

Celia S. Stanley                                               --                               --
Vice President

John H. Stebbins                                      SunTrust Banks, Inc.                Vice President
Managing Director                                         SunTrust Bank                   Vice President

Chad K. Stephens                                          SunTrust Bank                       Officer
Vice President

Adam C. Stewart                                                --                               --
Vice President

E. Sonny Surkin                                           SunTrust Bank                       Officer
Vice President

Hubert Swecker                                            SunTrust Bank                   Vice President
Vice President

Paul V. Taffe                                             SunTrust Bank                   Vice President
Vice President

William F. Tarry                                          SunTrust Bank                       Officer
Vice President

Parker W. Thomas Jr.                                      SunTrust Bank                       Officer
Managing Director

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
James M. Thomas                                           SunTrust Bank                   Vice President
Vice President

Perry Troisi                                                   --                               --
Managing Director

Stuart F. Van Arsdale                                     SunTrust Bank                       Officer
Managing Director

David M. Walrod                                                --                               --
Vice President

Casey Walsh                                                    --                               --
Vice President

Francis P. Walsh                                               --                               --
Vice President

Joseph Walsh                                              SunTrust Bank                   Vice President
Vice President

George Way                                                     --                               --
Vice President

Adrien Webb                                                    --                               --
Managing Director

Gregory Webster                                                --                               --
Vice President

Darren C. Weems                                                --                               --
Vice President

Matthew Welden                                                 --                               --
Vice President

Ellen Welsh                                                    --                               --
Managing Director

Elizabeth Wilson                                               --                               --
Managing Director

William L. Wilson, Jr.                                    SunTrust Bank                       Officer
Vice President

Tom Winters                                                    --                               --
Managing Director

Donald Wordell                                            SunTrust Bank                       Officer
Vice President

                                                                                       CONNECTION WITH OTHER
NAME                                                  NAME OF OTHER COMPANY                   COMPANY
----                                                  ---------------------            ---------------------
Natalie Wright                                                 --                               --
Vice President

Stephen M. Yarbrough                                  SunTrust Banks, Inc.                Vice President
Managing Director                                         SunTrust Bank                   Vice President

Steven M. Yates                                           SunTrust Bank                       Officer
Managing Director

Jay Young                                                      --                               --
Vice President

Jon Yozzo                                                      --                               --
Vice President

Scott Yuschak                                                  --                               --
Vice President

Sam Zona                                                       --                               --
Managing Director

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     BISYS Fund Services Limited Partnership ("BISYS"), the Registrant's distributor, acts as principal underwriter for the following investment companies:

     American Independence Funds Trust
     American Performance Funds
     AmSouth Funds
     BB&T Funds
     The Coventry Group
     Excelsior Funds, Inc.
     First Focus Funds, Inc.
     The Hirtle Callaghan Trust
     HSBC Advisor Funds Trust
     HSBC Investor Funds
     HSBC Investor Portfolios
     Legacy Funds Group
     MMA Praxis Mutual Funds
     Old Westbury Funds, Inc.
     Pacific Capital Funds
     STI Classic Funds
     USAllianz Variable Insurance Products Trust
     Variable Insurance Funds
     Vintage Mutual Funds, Inc.

     BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer St. 15th Floor, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

                                              Position and Office                  Positions and Offices
Name and Address                                with Underwriter                      with Registrant
----------------                              -------------------                  ---------------------
BISYS Fund Services Ohio, Inc.   Sole Limited Partner                                      None
3435 Stelzer Road
Columbus, OH 43219

BISYS Fund Services, Inc.        Sole General Partner                                      None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                 President
James L. Fox                     Director
Edward S. Forman                 Secretary and Director
Charles L. Booth                 Vice President and Assistant Compliance Officer
Richard F. Froio                 Vice President and Chief Compliance Officer
Stephen E. Hoffman               Treasurer
Robert A. Bucher                 Financial and Operations Principal

ITEM 28. Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodians:

     Brown Brothers Harriman & Co.                     SunTrust Bank
     40 Water Sreet                                    303 Peachtree Street N.E.
     Boston, Massachusetts 02109                       Atlanta, Georgia 30308
     (International Equity Fund)

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     BISYS Fund Services, Ohio, Inc.
     3435 Stelzer Road
     Columbus, Ohio 43219

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

     Trusco Capital Management, Inc.
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia 30303

ITEM 29. Management Services: None.

ITEM 30. Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for the STI Classic Variable Trust (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this registration statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 17 to Registration Statement No. 033-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 29th day of April, 2005.


                                        By: /s/ R. Jeffrey Young*
                                            -----------------------------------
                                                R. Jeffrey Young, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



/s/ F. Wendell Gooch*                   Trustee                  April 29, 2005
--------------------------------
    F. Wendell Gooch


/s/ Jonathan T. Walton*                 Trustee                  April 29, 2005
--------------------------------
     Jonathan T. Walton


/s/ James O. Robbins*                   Trustee                  April 29, 2005
--------------------------------
    James O. Robbins


/s/ Thomas Gallagher*                   Trustee                  April 29, 2005
--------------------------------
    Thomas Gallagher


/s/ Richard W. Courts, II*              Trustee                  April 29, 2005
--------------------------------
    Richard W. Courts, II


/s/ Clarence H. Ridley*                 Trustee                  April 29, 2005
--------------------------------
    Clarence H. Ridley


/s/ Warren Y. Jobe*                     Trustee                  April 29, 2005
--------------------------------
    Warren Y. Jobe


/s/ Charles D. Winslow*                 Trustee                  April 29, 2005
--------------------------------
    Charles D. Winslow


/s/ Sidney E. Harris*                   Trustee                  April 29, 2005
--------------------------------
    Sidney E. Harris


/s/ R. Jeffrey Young*                   President                April 29, 2005
--------------------------------
    R. Jeffrey Young


/s/ Bryan C. Haft*                      Treasurer & Chief        April 29, 2005
--------------------------------        Financial Officer
    Bryan C. Haft


* By /s/ Cynthia Surprise
     ---------------------------
     Cynthia Surprise, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 15th day of February, 2005.



/s/ Clarence H. Ridley                   /s/ Richard W. Courts, II
--------------------------------------   ---------------------------------------
Clarence H. Ridley, Trustee              Richard W. Courts, II, Trustee


/s/ Thomas Gallagher                     /s/ F. Wendell Gooch
--------------------------------------   ---------------------------------------
Thomas Gallagher, Trustee                F. Wendell Gooch, Trustee


/s/ James O. Robbins                     /s/ Jonathan T. Walton
--------------------------------------   ---------------------------------------
James O. Robbins, Trustee                Jonathan T. Walton, Trustee


/s/ Sidney E. Harris                     /s/ Warren Y. Jobe
--------------------------------------   ---------------------------------------
Sidney E. Harris, Trustee                Warren Y. Jobe, Trustee


/s/ Charles D. Winslow
--------------------------------------
Charles D. Winslow, Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that Bryan C. Haft as Treasurer and Chief Financial Officer and R. Jeffrey Young as President and Chief Executive Officer of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Cynthia Surprise and Julie Powers, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of the 9th day of February, 2005.


/s/ Bryan C. Haft                        /s/ R. Jeffrey Young
--------------------------------------   ---------------------------------------
Bryan C. Haft                            R. Jeffrey Young
Treasurer and Chief Financial Officer    Chief Executive Officer

EXHIBIT INDEX

NUMBER            EXHIBIT
------            -------
EX-99.D.4.   Form of Expense Limitation Agreement.
EX-99.D.5.   Form of Expense Limitation Agreement.
EX-99.H.3.   Form of Participation Agreement with Great-West Life & Annuity
             Insurance Company.
EX-99.H.7.   Securities Lending Management Agreement.
EX-99.I.     Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP.
EX-99.J.     Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.